First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments
March 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 56.1%
	Aerospace & Defense – 2.7%
74,284	BWX Technologies, Inc.	$3,683,001
18,065	General Dynamics Corp.	3,058,043
36,651	HEICO Corp.	3,477,080
49,525	Hexcel Corp.	3,425,149
14,924	Huntington Ingalls Industries, Inc.	3,092,253
11,593	Northrop Grumman Corp.	3,125,473
18,520	Raytheon Co.	3,372,121
		23,233,120
	Air Freight & Logistics – 1.1%
41,707	Expeditors International of Washington, Inc.	3,165,562
17,603	FedEx Corp.	3,193,360
51,774	Forward Air Corp.	3,351,331
		9,710,253
	Airlines – 0.7%
56,910	Delta Air Lines, Inc.	2,939,402
61,098	Southwest Airlines Co.	3,171,597
		6,110,999
	Auto Components – 0.7%
140,513	Gentex Corp.	2,905,809
23,112	Lear Corp.	3,136,529
		6,042,338
	Banks – 3.9%
108,639	BancorpSouth Bank	3,065,793
42,181	Bank of Hawaii Corp.	3,326,815
53,101	Banner Corp.	2,876,481
84,695	Cathay General Bancorp	2,872,007
50,376	Commerce Bancshares, Inc.	2,924,831
215,792	First Horizon National Corp.	3,016,772
77,675	First Interstate BancSystem, Inc., Class A	3,093,019
82,865	First Merchants Corp.	3,053,575
64,616	Heartland Financial USA, Inc.	2,755,872
24,291	PNC Financial Services Group (The), Inc.	2,979,534
62,141	US Bancorp	2,994,575
		32,959,274
	Beverages – 0.4%
17,658	Constellation Brands, Inc., Class A	3,095,977
	Building Products – 0.8%
35,627	Allegion PLC	3,231,725
66,507	AO Smith Corp.	3,546,153
		6,777,878
	Capital Markets – 3.4%
7,231	BlackRock, Inc.	3,090,312
82,745	Cohen & Steers, Inc.	3,497,631
14,191	FactSet Research Systems, Inc.	3,523,200
77,168	Houlihan Lokey, Inc.	3,538,153
37,697	Intercontinental Exchange, Inc.	2,870,250
25,853	Morningstar, Inc.	3,257,219
34,814	Nasdaq, Inc.	3,045,877
33,975	Northern Trust Corp.	3,071,680

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Capital Markets (Continued)
30,758	T Rowe Price Group, Inc.	$3,079,491
		28,973,813
	Chemicals – 1.8%
17,746	Air Products & Chemicals, Inc.	3,388,776
31,564	Celanese Corp.	3,112,526
38,844	Eastman Chemical Co.	2,947,483
19,269	Ecolab, Inc.	3,401,749
34,148	LyondellBasell Industries N.V., Class A	2,871,164
		15,721,698
	Commercial Services & Supplies – 1.9%
16,904	Cintas Corp.	3,416,468
55,162	McGrath RentCorp	3,120,514
78,664	Rollins, Inc.	3,273,996
54,853	Tetra Tech, Inc.	3,268,690
19,850	UniFirst Corp.	3,046,975
		16,126,643
	Containers & Packaging – 0.4%
120,230	Silgan Holdings, Inc.	3,562,415
	Diversified Consumer Services – 0.4%
4,434	Graham Holdings Co., Class B	3,029,220
	Electric Utilities – 0.7%
16,336	NextEra Energy, Inc.	3,158,075
72,464	OGE Energy Corp.	3,124,648
		6,282,723
	Electrical Equipment – 0.4%
41,947	AMETEK, Inc.	3,480,343
	Electronic Equipment, Instruments & Components – 1.1%
35,051	Amphenol Corp., Class A	3,310,216
35,038	CDW Corp.	3,376,612
37,548	TE Connectivity, Ltd.	3,032,001
		9,718,829
	Entertainment – 0.3%
25,896	Walt Disney (The) Co.	2,875,233
	Equity Real Estate Investment Trusts – 1.5%
64,713	Apartment Investment & Management Co., Class A	3,254,417
21,678	PS Business Parks, Inc.	3,399,761
14,030	Public Storage	3,055,453
114,462	Weingarten Realty Investors	3,361,749
		13,071,380
	Food & Staples Retailing – 0.3%
41,562	Walgreens Boots Alliance, Inc.	2,629,628
	Food Products – 2.9%
69,316	Archer-Daniels-Midland Co.	2,989,599
66,539	Hormel Foods Corp.	2,978,286
31,071	Ingredion, Inc.	2,942,113
19,641	J&J Snack Foods Corp.	3,119,776
30,376	JM Smucker (The) Co.	3,538,804
65,980	Kraft Heinz (The) Co.	2,154,247

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Food Products (Continued)
70,939	Mondelez International, Inc., Class A	$3,541,275
53,180	Tyson Foods, Inc., Class A	3,692,287
		24,956,387
	Gas Utilities – 0.4%
30,627	Atmos Energy Corp.	3,152,437
	Health Care Equipment & Supplies – 0.4%
43,142	Baxter International, Inc.	3,507,876
	Health Care Providers & Services – 1.1%
10,027	Chemed Corp.	3,209,342
34,103	Quest Diagnostics, Inc.	3,066,542
11,400	UnitedHealth Group, Inc.	2,818,764
		9,094,648
	Hotels, Restaurants & Leisure – 1.1%
65,268	Cheesecake Factory (The), Inc.	3,192,911
17,766	Cracker Barrel Old Country Store, Inc.	2,871,163
64,748	International Speedway Corp., Class A	2,824,955
		8,889,029
	Household Durables – 0.4%
81,934	DR Horton, Inc.	3,390,429
	Household Products – 0.7%
30,895	Procter & Gamble (The) Co.	3,214,625
15,493	WD-40 Co.	2,625,134
		5,839,759
	Industrial Conglomerates – 0.8%
21,495	Honeywell International, Inc.	3,415,985
10,653	Roper Technologies, Inc.	3,643,007
		7,058,992
	Insurance – 8.0%
62,329	Aflac, Inc.	3,116,450
34,368	Allstate (The) Corp.	3,236,778
31,368	American Financial Group, Inc.	3,017,915
50,093	AMERISAFE, Inc.	2,975,524
42,225	Argo Group International Holdings, Ltd.	2,983,619
103,043	Brown & Brown, Inc.	3,040,799
21,983	Chubb, Ltd.	3,079,379
36,681	Cincinnati Financial Corp.	3,150,898
64,322	CNA Financial Corp.	2,788,359
67,664	Employers Holdings, Inc.	2,714,003
13,043	Everest Re Group, Ltd.	2,816,766
90,323	Fidelity National Financial, Inc.	3,301,306
63,616	First American Financial Corp.	3,276,224
35,608	Marsh & McLennan Cos., Inc.	3,343,591
138,057	Old Republic International Corp.	2,888,152
64,293	Principal Financial Group, Inc.	3,226,866
47,070	Progressive (The) Corp.	3,393,276
34,823	Prudential Financial, Inc.	3,199,537
20,249	Reinsurance Group of America, Inc.	2,874,953
38,103	Torchmark Corp.	3,122,541
23,716	Travelers (The) Cos., Inc.	3,252,887

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance (Continued)
38,421	WR Berkley Corp.	$3,255,027
		68,054,850
	IT Services – 3.1%
20,137	Accenture PLC, Class A	3,544,515
21,659	Automatic Data Processing, Inc.	3,459,809
29,504	Broadridge Financial Solutions, Inc.	3,059,270
22,446	Jack Henry & Associates, Inc.	3,114,158
15,053	Mastercard, Inc., Class A	3,544,229
43,630	MAXIMUS, Inc.	3,096,857
43,588	Paychex, Inc.	3,495,757
21,525	Visa, Inc., Class A	3,361,990
		26,676,585
	Machinery – 2.3%
67,857	Graco, Inc.	3,360,279
22,416	Illinois Tool Works, Inc.	3,217,368
31,128	Ingersoll-Rand PLC	3,360,267
36,015	Lincoln Electric Holdings, Inc.	3,020,578
19,546	Snap-on, Inc.	3,059,340
50,820	Toro (The) Co.	3,498,449
		19,516,281
	Media – 0.7%
83,402	Comcast Corp., Class A	3,334,412
137,653	Interpublic Group of (The) Cos., Inc.	2,892,089
		6,226,501
	Metals & Mining – 0.4%
39,901	Reliance Steel & Aluminum Co.	3,601,464
	Mortgage Real Estate Investment Trusts – 1.4%
161,904	AGNC Investment Corp.	2,914,272
289,187	Annaly Capital Management, Inc.	2,888,978
425,120	MFA Financial, Inc.	3,090,622
221,169	Two Harbors Investment Corp.	2,992,417
		11,886,289
	Oil, Gas & Consumable Fuels – 0.8%
41,647	Exxon Mobil Corp.	3,365,078
32,966	Phillips 66	3,137,374
		6,502,452
	Personal Products – 0.4%
21,828	Estee Lauder (The) Cos., Inc., Class A	3,613,625
	Pharmaceuticals – 0.3%
65,058	Pfizer, Inc.	2,763,013
	Professional Services – 0.8%
56,001	Exponent, Inc.	3,232,378
43,825	ManpowerGroup, Inc.	3,623,889
		6,856,267
	Road & Rail – 1.6%
29,681	Landstar System, Inc.	3,246,805
18,991	Norfolk Southern Corp.	3,549,228
20,545	Union Pacific Corp.	3,435,124

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Road & Rail (Continued)
96,137	Werner Enterprises, Inc.	$3,283,078
		13,514,235
	Semiconductors & Semiconductor Equipment – 1.6%
11,168	Broadcom, Inc.	3,358,329
60,511	Intel Corp.	3,249,441
20,855	Lam Research Corp.	3,733,253
30,051	Texas Instruments, Inc.	3,187,510
		13,528,533
	Software – 0.5%
14,424	Intuit, Inc.	3,770,578
	Specialty Retail – 1.6%
53,623	Best Buy Co., Inc.	3,810,451
16,528	Home Depot (The), Inc.	3,171,558
34,132	Ross Stores, Inc.	3,177,689
63,473	TJX (The) Cos., Inc.	3,377,398
		13,537,096
	Textiles, Apparel & Luxury Goods – 1.2%
34,793	Carter’s, Inc.	3,506,787
33,771	Columbia Sportswear Co.	3,518,263
39,808	VF Corp.	3,459,713
		10,484,763
	Tobacco – 0.4%
57,497	Altria Group, Inc.	3,302,053
	Trading Companies & Distributors – 0.7%
36,919	MSC Industrial Direct Co., Inc., Class A	3,053,571
20,410	Watsco, Inc.	2,922,916
		5,976,487
	Total Common Stocks	479,102,393
	(Cost $428,137,795)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES – 38.2%
	Aerospace & Defense – 1.0%
$175,000	Boeing (The) Co.	1.88%	06/15/23	168,295
100,000	Boeing (The) Co.	2.60%	10/30/25	97,578
175,000	Boeing (The) Co.	2.25%	06/15/26	165,725
250,000	Boeing (The) Co.	2.80%	03/01/27	243,164
500,000	Boeing (The) Co.	3.25%	03/01/28	502,547
500,000	Boeing (The) Co.	3.45%	11/01/28	510,266
250,000	Boeing (The) Co.	3.50%	03/01/39	239,247
308,000	Boeing (The) Co.	3.38%	06/15/46	281,478
250,000	Boeing (The) Co.	3.65%	03/01/47	238,979
500,000	Boeing (The) Co.	3.63%	03/01/48	477,224
250,000	Boeing (The) Co.	3.83%	03/01/59	241,949
300,000	Boeing Capital Corp.	4.70%	10/27/19	302,848
500,000	General Dynamics Corp.	3.38%	05/15/23	514,096
500,000	General Dynamics Corp.	3.50%	05/15/25	517,282
500,000	General Dynamics Corp.	3.75%	05/15/28	527,209
250,000	Lockheed Martin Corp.	3.55%	01/15/26	258,251

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Aerospace & Defense (Continued)
$248,000	Lockheed Martin Corp.	4.09%	09/15/52	$252,351
250,000	Northrop Grumman Corp.	2.08%	10/15/20	247,758
500,000	Northrop Grumman Corp.	2.55%	10/15/22	494,767
250,000	Northrop Grumman Corp.	2.93%	01/15/25	246,712
500,000	Northrop Grumman Corp.	3.25%	01/15/28	492,135
500,000	Northrop Grumman Corp.	4.03%	10/15/47	494,108
250,000	United Technologies Corp.	3.35%	08/16/21	253,457
250,000	United Technologies Corp.	3.65%	08/16/23	256,758
250,000	United Technologies Corp.	3.95%	08/16/25	259,881
				8,284,065
	Air Freight & Logistics – 1.1%
300,000	FedEx Corp.	3.20%	02/01/25	301,189
850,000	FedEx Corp.	3.30%	03/15/27	838,466
500,000	FedEx Corp.	3.40%	02/15/28	495,304
500,000	FedEx Corp.	4.20%	10/17/28	522,528
250,000	FedEx Corp.	4.75%	11/15/45	248,179
648,000	FedEx Corp.	4.55%	04/01/46	625,115
550,000	FedEx Corp.	4.40%	01/15/47	517,597
500,000	FedEx Corp.	4.05%	02/15/48	449,482
500,000	FedEx Corp.	4.95%	10/17/48	515,850
1,000,000	United Parcel Service, Inc.	2.05%	04/01/21	991,539
500,000	United Parcel Service, Inc.	2.35%	05/16/22	497,060
545,000	United Parcel Service, Inc.	2.45%	10/01/22	543,507
500,000	United Parcel Service, Inc.	2.50%	04/01/23	498,978
250,000	United Parcel Service, Inc.	2.80%	11/15/24	251,958
500,000	United Parcel Service, Inc.	2.40%	11/15/26	480,443
250,000	United Parcel Service, Inc.	3.05%	11/15/27	250,025
500,000	United Parcel Service, Inc.	3.40%	03/15/29	509,677
500,000	United Parcel Service, Inc.	3.40%	11/15/46	449,039
500,000	United Parcel Service, Inc.	4.25%	03/15/49	518,517
				9,504,453
	Airlines – 0.1%
420,000	Southwest Airlines Co.	2.65%	11/05/20	419,490
250,000	Southwest Airlines Co.	3.00%	11/15/26	241,646
				661,136
	Automobiles – 0.1%
250,000	General Motors Co.	5.00%	10/01/28	249,586
250,000	General Motors Co.	5.95%	04/01/49	242,747
				492,333
	Banks – 6.3%
600,000	Bank of America Corp.	2.63%	04/19/21	598,730
500,000	Bank of America Corp. (a)	2.37%	07/21/21	496,698
250,000	Bank of America Corp. (a)	2.33%	10/01/21	247,743
500,000	Bank of America Corp. (a)	2.74%	01/23/22	498,209
250,000	Bank of America Corp.	2.50%	10/21/22	246,979
500,000	Bank of America Corp. (a)	2.88%	04/24/23	498,688
500,000	Bank of America Corp. (a)	2.82%	07/21/23	496,898
1,207,000	Bank of America Corp. (a)	3.00%	12/20/23	1,202,760
250,000	Bank of America Corp. (a)	3.55%	03/05/24	253,999
450,000	Bank of America Corp.	4.00%	04/01/24	469,651
500,000	Bank of America Corp. (a)	3.86%	07/23/24	514,449
500,000	Bank of America Corp. (a)	3.46%	03/15/25	505,319

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Banks (Continued)
$500,000	Bank of America Corp. (a)	3.09%	10/01/25	$496,266
250,000	Bank of America Corp. (a)	3.37%	01/23/26	250,379
400,000	Bank of America Corp.	4.45%	03/03/26	417,247
950,000	Bank of America Corp.	3.50%	04/19/26	958,979
150,000	Bank of America Corp.	3.25%	10/21/27	146,998
250,000	Bank of America Corp.	4.18%	11/25/27	254,087
500,000	Bank of America Corp. (a)	3.82%	01/20/28	507,193
500,000	Bank of America Corp. (a)	3.71%	04/24/28	502,674
500,000	Bank of America Corp. (a)	3.59%	07/21/28	498,961
1,091,000	Bank of America Corp. (a)	3.42%	12/20/28	1,067,789
250,000	Bank of America Corp. (a)	3.97%	03/05/29	254,768
500,000	Bank of America Corp. (a)	4.27%	07/23/29	521,053
500,000	Bank of America Corp. (a)	3.97%	02/07/30	510,053
250,000	Bank of America Corp. (a)	4.24%	04/24/38	256,077
225,000	Bank of America Corp.	5.88%	02/07/42	281,321
250,000	Bank of America Corp. (a)	4.44%	01/20/48	261,088
500,000	Bank of America Corp. (a)	3.95%	01/23/49	489,221
500,000	Bank of America Corp. (a)	4.33%	03/15/50	515,793
286,000	Bank of America Corp., 3 Mo. LIBOR + 0.38% (b)	3.15%	01/23/22	285,149
444,000	Bank of America Corp., 3 Mo. LIBOR + 0.65% (b)	3.25%	06/25/22	444,236
250,000	Bank of America Corp., 3 Mo. LIBOR + 1.18% (b)	3.94%	10/21/22	253,018
583,000	Bank of America N.A., 3 Mo. LIBOR + 0.25% (b)	2.88%	08/28/20	583,203
250,000	BB&T Corp.	3.88%	03/19/29	253,046
250,000	Citibank N.A.	3.40%	07/23/21	253,350
500,000	Citibank N.A. (a)	3.17%	02/19/22	502,151
500,000	Citigroup, Inc.	2.45%	01/10/20	499,001
250,000	Citigroup, Inc.	2.40%	02/18/20	249,084
600,000	Citigroup, Inc.	2.70%	03/30/21	599,703
350,000	Citigroup, Inc.	2.35%	08/02/21	346,037
250,000	Citigroup, Inc.	2.90%	12/08/21	250,046
775,000	Citigroup, Inc.	4.50%	01/14/22	808,653
500,000	Citigroup, Inc.	2.75%	04/25/22	498,120
500,000	Citigroup, Inc.	2.70%	10/27/22	495,632
500,000	Citigroup, Inc. (a)	2.88%	07/24/23	497,037
250,000	Citigroup, Inc. (a)	4.04%	06/01/24	258,450
450,000	Citigroup, Inc.	4.60%	03/09/26	470,501
300,000	Citigroup, Inc.	3.40%	05/01/26	298,513
250,000	Citigroup, Inc.	3.20%	10/21/26	245,095
300,000	Citigroup, Inc.	4.30%	11/20/26	305,184
350,000	Citigroup, Inc.	4.45%	09/29/27	359,932
500,000	Citigroup, Inc. (a)	3.89%	01/10/28	508,166
1,000,000	Citigroup, Inc. (a)	3.67%	07/24/28	998,272
500,000	Citigroup, Inc.	4.13%	07/25/28	502,588
500,000	Citigroup, Inc. (a)	3.52%	10/27/28	491,695
250,000	Citigroup, Inc. (a)	4.08%	04/23/29	256,713
500,000	Citigroup, Inc. (a)	3.98%	03/20/30	509,348
500,000	Citigroup, Inc. (a)	3.88%	01/24/39	487,416
200,000	Citigroup, Inc.	5.88%	01/30/42	246,004
100,000	Citigroup, Inc.	6.68%	09/13/43	127,899
750,000	Citigroup, Inc.	4.75%	05/18/46	778,295
500,000	Citigroup, Inc. (a)	4.28%	04/24/48	512,142
500,000	Citigroup, Inc.	4.65%	07/23/48	536,787
1,000,000	Citigroup, Inc., 3 Mo. LIBOR + 1.07% (b)	3.66%	12/08/21	1,011,643
250,000	Citizens Bank N.A.	3.25%	02/14/22	252,417
250,000	Citizens Bank N.A.	3.75%	02/18/26	254,923

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Banks (Continued)
$250,000	Comerica, Inc.	4.00%	02/01/29	$260,036
500,000	Fifth Third Bancorp	3.65%	01/25/24	512,336
250,000	Fifth Third Bancorp	3.95%	03/14/28	258,458
600,000	HSBC Bank USA N.A.	4.88%	08/24/20	616,591
250,000	Huntington National Bank (The)	3.55%	10/06/23	256,091
150,000	JPMorgan Chase & Co.	2.55%	03/01/21	149,559
550,000	JPMorgan Chase & Co.	4.63%	05/10/21	570,770
450,000	JPMorgan Chase & Co.	2.40%	06/07/21	446,852
325,000	JPMorgan Chase & Co.	3.20%	01/25/23	329,657
500,000	JPMorgan Chase & Co. (a)	3.21%	04/01/23	503,285
250,000	JPMorgan Chase & Co. (a)	2.78%	04/25/23	248,644
500,000	JPMorgan Chase & Co.	2.70%	05/18/23	495,401
400,000	JPMorgan Chase & Co.	3.88%	02/01/24	416,620
250,000	JPMorgan Chase & Co. (a)	3.56%	04/23/24	254,385
250,000	JPMorgan Chase & Co. (a)	3.80%	07/23/24	256,819
850,000	JPMorgan Chase & Co.	3.30%	04/01/26	851,845
300,000	JPMorgan Chase & Co.	4.13%	12/15/26	309,956
250,000	JPMorgan Chase & Co.	3.63%	12/01/27	248,641
500,000	JPMorgan Chase & Co. (a)	3.78%	02/01/28	509,782
500,000	JPMorgan Chase & Co. (a)	3.54%	05/01/28	500,779
500,000	JPMorgan Chase & Co. (a)	3.51%	01/23/29	497,024
250,000	JPMorgan Chase & Co. (a)	4.01%	04/23/29	256,994
500,000	JPMorgan Chase & Co. (a)	4.20%	07/23/29	522,028
400,000	JPMorgan Chase & Co.	6.40%	05/15/38	519,489
250,000	JPMorgan Chase & Co. (a)	3.88%	07/24/38	245,473
100,000	JPMorgan Chase & Co.	4.85%	02/01/44	110,934
150,000	JPMorgan Chase & Co.	4.95%	06/01/45	166,229
500,000	JPMorgan Chase & Co. (a)	4.26%	02/22/48	513,216
500,000	JPMorgan Chase & Co. (a)	4.03%	07/24/48	494,423
250,000	JPMorgan Chase & Co. (a)	3.96%	11/15/48	244,104
500,000	JPMorgan Chase & Co. (a)	3.90%	01/23/49	484,920
500,000	JPMorgan Chase Bank N.A. (a)	2.60%	02/01/21	498,913
250,000	JPMorgan Chase Bank N.A. (a)	3.09%	04/26/21	250,529
333,000	JPMorgan Chase Bank N.A., 3 Mo. LIBOR + 0.29% (b)	3.03%	02/01/21	333,197
250,000	JPMorgan Chase Bank N.A., 3 Mo. LIBOR + 0.34% (b)	3.10%	04/26/21	249,958
500,000	Regions Bank	2.75%	04/01/21	498,514
500,000	Regions Financial Corp.	3.80%	08/14/23	514,245
250,000	Santander Holdings USA, Inc.	3.70%	03/28/22	253,083
500,000	SunTrust Bank	3.20%	04/01/24	504,715
250,000	SunTrust Bank (a)	3.69%	08/02/24	256,500
200,000	Wells Fargo & Co.	2.15%	01/30/20	199,094
100,000	Wells Fargo & Co.	2.55%	12/07/20	99,714
900,000	Wells Fargo & Co.	3.00%	01/22/21	904,177
550,000	Wells Fargo & Co.	2.50%	03/04/21	547,538
300,000	Wells Fargo & Co.	2.10%	07/26/21	295,372
500,000	Wells Fargo & Co.	2.63%	07/22/22	496,547
425,000	Wells Fargo & Co.	3.30%	09/09/24	428,574
550,000	Wells Fargo & Co.	3.00%	04/22/26	537,924
100,000	Wells Fargo & Co.	4.10%	06/03/26	102,329
250,000	Wells Fargo & Co.	3.00%	10/23/26	244,006
200,000	Wells Fargo & Co.	4.30%	07/22/27	208,408
500,000	Wells Fargo & Co. (a)	3.58%	05/22/28	502,349
100,000	Wells Fargo & Co.	4.90%	11/17/45	106,647
275,000	Wells Fargo & Co.	4.40%	06/14/46	274,509
750,000	Wells Fargo & Co.	4.75%	12/07/46	788,173

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Banks (Continued)
$1,000,000	Wells Fargo & Co., 3 Mo. LIBOR + 0.93% (b)	3.63%	02/11/22	$1,007,610
250,000	Wells Fargo Bank N.A. (a)	3.33%	07/23/21	251,779
1,000,000	Wells Fargo Bank N.A.	3.63%	10/22/21	1,019,198
200,000	Wells Fargo Bank N.A.	5.95%	08/26/36	241,791
				54,116,253
	Beverages – 0.9%
875,000	Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc. (c)	4.70%	02/01/36	875,426
1,100,000	Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc. (c)	4.90%	02/01/46	1,106,534
337,000	Anheuser-Busch Inbev Finance, Inc.	2.65%	02/01/21	336,093
625,000	Anheuser-Busch Inbev Finance, Inc.	3.30%	02/01/23	634,298
200,000	Anheuser-Busch Inbev Worldwide, Inc.	2.50%	07/15/22	198,232
250,000	Anheuser-Busch Inbev Worldwide, Inc.	3.50%	01/12/24	254,511
250,000	Anheuser-Busch Inbev Worldwide, Inc.	4.15%	01/23/25	260,662
250,000	Anheuser-Busch Inbev Worldwide, Inc.	4.75%	01/23/29	266,586
250,000	Anheuser-Busch Inbev Worldwide, Inc.	4.90%	01/23/31	269,849
250,000	Anheuser-Busch Inbev Worldwide, Inc.	4.38%	04/15/38	240,328
250,000	Anheuser-Busch Inbev Worldwide, Inc.	4.60%	04/15/48	240,567
250,000	Anheuser-Busch Inbev Worldwide, Inc.	5.55%	01/23/49	274,780
250,000	Anheuser-Busch Inbev Worldwide, Inc.	4.75%	04/15/58	238,647
250,000	Anheuser-Busch Inbev Worldwide, Inc.	5.80%	01/23/59	278,396
150,000	Coca-Cola (The) Co.	1.88%	10/27/20	148,709
975,000	Coca-Cola (The) Co.	3.20%	11/01/23	1,002,318
250,000	Constellation Brands, Inc.	3.20%	02/15/23	251,730
250,000	Constellation Brands, Inc.	3.60%	02/15/28	244,590
250,000	Constellation Brands, Inc.	4.10%	02/15/48	227,078
500,000	Constellation Brands, Inc.	5.25%	11/15/48	531,021
				7,880,355
	Biotechnology – 0.5%
350,000	AbbVie, Inc.	2.50%	05/14/20	349,034
250,000	AbbVie, Inc.	3.38%	11/14/21	253,216
375,000	AbbVie, Inc.	2.90%	11/06/22	374,447
250,000	AbbVie, Inc.	3.75%	11/14/23	256,786
250,000	AbbVie, Inc.	3.60%	05/14/25	250,791
250,000	AbbVie, Inc.	4.25%	11/14/28	255,577
275,000	AbbVie, Inc.	4.40%	11/06/42	254,702
300,000	AbbVie, Inc.	4.70%	05/14/45	289,464
250,000	AbbVie, Inc.	4.88%	11/14/48	246,284
450,000	Amgen, Inc.	2.70%	05/01/22	450,215
500,000	Amgen, Inc.	2.65%	05/11/22	498,484
200,000	Amgen, Inc.	3.63%	05/22/24	205,445
100,000	Amgen, Inc.	2.60%	08/19/26	94,691
500,000	Amgen, Inc.	3.20%	11/02/27	489,977
350,000	Amgen, Inc.	4.40%	05/01/45	343,646
				4,612,759
	Building Products – 0.1%
500,000	Owens Corning	4.30%	07/15/47	405,342
	Capital Markets – 2.8%
500,000	Goldman Sachs Bank USA	3.20%	06/05/20	503,184
600,000	Goldman Sachs Group (The), Inc.	2.55%	10/23/19	599,189
500,000	Goldman Sachs Group (The), Inc.	2.30%	12/13/19	498,434

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Capital Markets (Continued)
$500,000	Goldman Sachs Group (The), Inc.	2.60%	04/23/20	$498,677
700,000	Goldman Sachs Group (The), Inc.	2.63%	04/25/21	697,403
500,000	Goldman Sachs Group (The), Inc.	2.35%	11/15/21	492,509
500,000	Goldman Sachs Group (The), Inc.	3.00%	04/26/22	499,141
500,000	Goldman Sachs Group (The), Inc. (a)	2.88%	10/31/22	495,759
700,000	Goldman Sachs Group (The), Inc.	3.63%	01/22/23	712,455
250,000	Goldman Sachs Group (The), Inc. (a)	2.91%	06/05/23	247,223
500,000	Goldman Sachs Group (The), Inc. (a)	2.91%	07/24/23	494,643
500,000	Goldman Sachs Group (The), Inc.	3.63%	02/20/24	505,401
600,000	Goldman Sachs Group (The), Inc.	4.00%	03/03/24	619,185
150,000	Goldman Sachs Group (The), Inc.	3.50%	01/23/25	149,743
500,000	Goldman Sachs Group (The), Inc. (a)	3.27%	09/29/25	493,982
600,000	Goldman Sachs Group (The), Inc.	4.25%	10/21/25	614,746
550,000	Goldman Sachs Group (The), Inc.	3.75%	02/25/26	552,359
500,000	Goldman Sachs Group (The), Inc.	3.50%	11/16/26	493,799
750,000	Goldman Sachs Group (The), Inc.	3.85%	01/26/27	753,554
250,000	Goldman Sachs Group (The), Inc. (a)	3.69%	06/05/28	247,830
500,000	Goldman Sachs Group (The), Inc. (a)	3.81%	04/23/29	495,777
500,000	Goldman Sachs Group (The), Inc. (a)	4.22%	05/01/29	511,441
500,000	Goldman Sachs Group (The), Inc. (a)	4.02%	10/31/38	478,287
500,000	Goldman Sachs Group (The), Inc. (a)	4.41%	04/23/39	501,860
400,000	Goldman Sachs Group (The), Inc.	6.25%	02/01/41	494,072
700,000	Goldman Sachs Group (The), Inc., 3 Mo. LIBOR + 0.80% (b)	3.41%	12/13/19	702,797
400,000	Morgan Stanley	2.65%	01/27/20	399,633
1,000,000	Morgan Stanley	2.50%	04/21/21	993,871
550,000	Morgan Stanley	5.50%	07/28/21	582,175
500,000	Morgan Stanley	2.63%	11/17/21	497,938
500,000	Morgan Stanley	2.75%	05/19/22	497,207
500,000	Morgan Stanley	3.13%	01/23/23	501,811
300,000	Morgan Stanley	3.75%	02/25/23	307,879
500,000	Morgan Stanley (a)	3.74%	04/24/24	510,201
450,000	Morgan Stanley	3.88%	04/29/24	463,104
800,000	Morgan Stanley	3.88%	01/27/26	818,718
250,000	Morgan Stanley	4.35%	09/08/26	256,721
250,000	Morgan Stanley	3.63%	01/20/27	250,821
500,000	Morgan Stanley (a)	3.59%	07/22/28	496,644
500,000	Morgan Stanley (a)	3.77%	01/24/29	502,248
500,000	Morgan Stanley (a)	4.43%	01/23/30	527,054
500,000	Morgan Stanley (a)	3.97%	07/22/38	492,023
500,000	Morgan Stanley (a)	4.46%	04/22/39	519,529
350,000	Morgan Stanley	6.38%	07/24/42	452,633
100,000	Morgan Stanley	4.30%	01/27/45	101,833
250,000	Morgan Stanley	4.38%	01/22/47	258,091
500,000	Morgan Stanley, 3 Mo. LIBOR + 0.55% (b)	3.25%	02/10/21	500,568
875,000	Morgan Stanley, 3 Mo. LIBOR + 1.18% (b)	3.94%	01/20/22	883,862
				24,168,014
	Chemicals – 0.5%
200,000	Dow Chemical (The) Co.	3.00%	11/15/22	200,243
500,000	Dow Chemical (The) Co. (c)	5.55%	11/30/48	558,266
500,000	DowDuPont, Inc.	4.21%	11/15/23	523,157
500,000	DowDuPont, Inc.	4.49%	11/15/25	533,054
500,000	DowDuPont, Inc.	4.73%	11/15/28	540,669
500,000	DowDuPont, Inc.	5.32%	11/15/38	556,732
500,000	DowDuPont, Inc.	5.42%	11/15/48	571,142

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Chemicals (Continued)
$250,000	Huntsman International LLC	4.50%	05/01/29	$249,594
250,000	Westlake Chemical Corp.	5.00%	08/15/46	243,574
500,000	Westlake Chemical Corp.	4.38%	11/15/47	443,670
				4,420,101
	Communications Equipment – 0.2%
800,000	Cisco Systems, Inc.	2.20%	09/20/23	789,288
500,000	Cisco Systems, Inc.	3.63%	03/04/24	525,506
100,000	Cisco Systems, Inc.	2.95%	02/28/26	100,376
200,000	Cisco Systems, Inc.	2.50%	09/20/26	194,883
225,000	Cisco Systems, Inc.	5.90%	02/15/39	295,821
				1,905,874
	Construction Materials – 0.1%
250,000	CRH America Finance, Inc. (c)	3.40%	05/09/27	239,594
250,000	CRH America Finance, Inc. (c)	3.95%	04/04/28	246,774
250,000	CRH America Finance, Inc. (c)	4.40%	05/09/47	225,762
250,000	CRH America Finance, Inc. (c)	4.50%	04/04/48	232,034
250,000	Vulcan Materials Co.	4.50%	06/15/47	226,621
				1,170,785
	Consumer Finance – 2.0%
250,000	American Express Co.	2.20%	10/30/20	248,163
250,000	American Express Co.	3.00%	02/22/21	251,340
250,000	American Express Co.	2.50%	08/01/22	247,192
250,000	American Express Co.	3.70%	08/03/23	256,332
250,000	American Express Co.	3.40%	02/22/24	254,169
500,000	American Express Co.	3.00%	10/30/24	497,795
450,000	American Express Co.	3.63%	12/05/24	462,198
250,000	American Express Co.	4.20%	11/06/25	264,605
500,000	American Express Co., 3 Mo. LIBOR + 0.65% (b)	3.29%	02/27/23	499,362
250,000	American Express Co., 3 Mo. LIBOR + 0.75% (b)	3.49%	08/03/23	250,183
500,000	American Express Credit Corp.	1.70%	10/30/19	497,459
250,000	American Express Credit Corp.	2.20%	03/03/20	248,912
150,000	American Express Credit Corp.	2.60%	09/14/20	149,795
575,000	American Express Credit Corp.	2.25%	05/05/21	571,472
250,000	American Express Credit Corp.	2.70%	03/03/22	250,361
250,000	American Express Credit Corp., 3 Mo. LIBOR + 0.70% (b)	3.32%	03/03/22	250,927
250,000	Capital One Financial Corp.	3.90%	01/29/24	255,720
550,000	Capital One Financial Corp.	3.75%	04/24/24	558,758
500,000	Capital One Financial Corp.	3.30%	10/30/24	495,349
250,000	Capital One Financial Corp.	4.25%	04/30/25	259,725
500,000	Capital One Financial Corp.	3.80%	01/31/28	493,894
250,000	Capital One N.A.	2.25%	09/13/21	246,127
500,000	Capital One N.A.	2.65%	08/08/22	494,257
250,000	Caterpillar Financial Services Corp.	1.85%	09/04/20	247,284
1,039,000	Caterpillar Financial Services Corp.	1.70%	08/09/21	1,018,853
1,000,000	Caterpillar Financial Services Corp.	2.55%	11/29/22	995,624
500,000	Discover Bank	3.35%	02/06/23	502,985
250,000	Discover Bank	4.65%	09/13/28	261,410
250,000	Ford Motor Credit Co., LLC	3.34%	03/28/22	242,932
500,000	Ford Motor Credit Co., LLC	2.98%	08/03/22	478,101
450,000	Ford Motor Credit Co., LLC	3.10%	05/04/23	422,240
250,000	Ford Motor Credit Co., LLC	5.58%	03/18/24	253,836
750,000	Ford Motor Credit Co., LLC	3.82%	11/02/27	655,550
250,000	General Motors Financial Co., Inc.	2.65%	04/13/20	249,045

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Consumer Finance (Continued)
$250,000	General Motors Financial Co., Inc.	2.45%	11/06/20	$247,407
250,000	General Motors Financial Co., Inc.	3.20%	07/06/21	248,972
500,000	General Motors Financial Co., Inc.	4.20%	11/06/21	508,922
250,000	General Motors Financial Co., Inc.	5.10%	01/17/24	260,542
250,000	General Motors Financial Co., Inc.	3.50%	11/07/24	241,686
200,000	General Motors Financial Co., Inc.	5.25%	03/01/26	206,591
100,000	General Motors Financial Co., Inc.	4.00%	10/06/26	95,885
250,000	General Motors Financial Co., Inc.	4.35%	01/17/27	243,213
250,000	General Motors Financial Co., Inc.	3.85%	01/05/28	231,368
250,000	General Motors Financial Co., Inc., 3 Mo. LIBOR + 1.55% (b)	4.35%	01/14/22	250,797
500,000	Synchrony Financial	4.38%	03/19/24	507,000
500,000	Synchrony Financial	5.15%	03/19/29	509,414
				16,883,752
	Containers & Packaging – 0.2%
350,000	International Paper Co.	4.40%	08/15/47	327,943
500,000	Packaging Corp. of America	3.40%	12/15/27	486,978
250,000	WRKCo, Inc.	3.00%	09/15/24	245,838
250,000	WRKCo, Inc.	3.38%	09/15/27	241,500
250,000	WRKCo, Inc.	4.90%	03/15/29	270,806
				1,573,065
	Diversified Financial Services – 0.3%
250,000	Berkshire Hathaway Finance Corp.	4.20%	08/15/48	259,390
500,000	Berkshire Hathaway Finance Corp.	4.25%	01/15/49	524,111
125,000	Berkshire Hathaway, Inc.	2.75%	03/15/23	125,816
425,000	Berkshire Hathaway, Inc.	3.13%	03/15/26	429,738
250,000	Dell International LLC/EMC Corp. (c)	4.42%	06/15/21	256,581
250,000	Dell International LLC/EMC Corp. (c)	4.00%	07/15/24	251,790
500,000	Dell International LLC/EMC Corp. (c)	4.90%	10/01/26	508,282
250,000	Dell International LLC/EMC Corp. (c)	5.30%	10/01/29	252,690
250,000	Dell International LLC/EMC Corp. (c)	8.35%	07/15/46	302,137
				2,910,535
	Diversified Telecommunication Services – 1.2%
300,000	AT&T, Inc.	2.45%	06/30/20	298,926
250,000	AT&T, Inc.	3.20%	03/01/22	252,320
250,000	AT&T, Inc.	3.80%	03/01/24	255,951
150,000	AT&T, Inc.	3.90%	03/11/24	154,274
350,000	AT&T, Inc.	3.40%	05/15/25	346,663
650,000	AT&T, Inc.	4.13%	02/17/26	665,038
545,000	AT&T, Inc.	4.10%	02/15/28	551,530
500,000	AT&T, Inc.	4.35%	03/01/29	511,247
462,000	AT&T, Inc.	4.30%	02/15/30	467,739
250,000	AT&T, Inc.	5.25%	03/01/37	262,305
500,000	AT&T, Inc.	4.85%	03/01/39	503,958
425,000	AT&T, Inc.	4.80%	06/15/44	417,912
250,000	AT&T, Inc.	4.35%	06/15/45	229,785
250,000	AT&T, Inc.	4.75%	05/15/46	244,700
550,000	AT&T, Inc.	5.65%	02/15/47	601,793
250,000	AT&T, Inc.	5.70%	03/01/57	271,245
70,000	Verizon Communications, Inc.	3.38%	02/15/25	70,890
100,000	Verizon Communications, Inc.	2.63%	08/15/26	95,459
250,000	Verizon Communications, Inc.	4.13%	03/16/27	262,043
250,000	Verizon Communications, Inc.	3.88%	02/08/29	256,219
1,119,000	Verizon Communications, Inc. (c)	4.02%	12/03/29	1,153,641

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Diversified Telecommunication Services (Continued)
$231,000	Verizon Communications, Inc.	4.27%	01/15/36	$233,993
298,000	Verizon Communications, Inc.	4.13%	08/15/46	289,214
750,000	Verizon Communications, Inc.	4.86%	08/21/46	800,254
250,000	Verizon Communications, Inc.	4.52%	09/15/48	256,964
249,000	Verizon Communications, Inc.	5.01%	08/21/54	266,715
522,000	Verizon Communications, Inc.	4.67%	03/15/55	532,662
				10,253,440
	Electric Utilities – 3.9%
500,000	AEP Texas, Inc.	2.40%	10/01/22	493,213
500,000	AEP Texas, Inc.	3.80%	10/01/47	476,253
750,000	AEP Transmission Co., LLC	3.10%	12/01/26	742,362
250,000	AEP Transmission Co., LLC	4.00%	12/01/46	251,991
500,000	AEP Transmission Co., LLC	3.75%	12/01/47	492,327
500,000	AEP Transmission Co., LLC	4.25%	09/15/48	531,307
250,000	Alabama Power Co.	2.45%	03/30/22	248,720
250,000	Alabama Power Co.	3.70%	12/01/47	244,010
250,000	American Electric Power Co., Inc.	2.95%	12/15/22	250,524
500,000	American Electric Power Co., Inc.	3.20%	11/13/27	488,484
300,000	Appalachian Power Co.	4.40%	05/15/44	308,033
250,000	Appalachian Power Co.	4.50%	03/01/49	261,199
500,000	Atlantic City Electric Co.	4.00%	10/15/28	528,782
250,000	Baltimore Gas & Electric Co.	2.40%	08/15/26	237,487
250,000	Baltimore Gas & Electric Co.	3.50%	08/15/46	235,289
250,000	Baltimore Gas & Electric Co.	3.75%	08/15/47	241,873
240,000	CenterPoint Energy Houston Electric LLC	2.25%	08/01/22	236,642
250,000	CenterPoint Energy Houston Electric LLC	2.40%	09/01/26	237,211
500,000	CenterPoint Energy Houston Electric LLC	3.00%	02/01/27	493,602
295,000	CenterPoint Energy Houston Electric LLC	4.50%	04/01/44	327,263
250,000	CenterPoint Energy Houston Electric LLC	3.95%	03/01/48	256,403
500,000	CenterPoint Energy Houston Electric LLC	4.25%	02/01/49	542,450
500,000	Cleveland Electric Illuminating (The) Co. (c)	3.50%	04/01/28	491,444
500,000	Cleveland Electric Illuminating (The) Co. (c)	4.55%	11/15/30	526,950
300,000	Commonwealth Edison Co.	3.40%	09/01/21	304,904
200,000	Commonwealth Edison Co.	2.55%	06/15/26	193,575
250,000	Commonwealth Edison Co.	2.95%	08/15/27	245,715
250,000	Commonwealth Edison Co.	3.70%	08/15/28	262,352
300,000	Commonwealth Edison Co.	3.70%	03/01/45	292,685
400,000	Commonwealth Edison Co.	3.65%	06/15/46	390,576
500,000	Commonwealth Edison Co.	3.75%	08/15/47	492,490
250,000	Commonwealth Edison Co.	4.00%	03/01/48	256,683
500,000	Commonwealth Edison Co.	4.00%	03/01/49	513,488
250,000	DTE Electric Co.	3.95%	03/01/49	256,050
100,000	Duke Energy Carolinas LLC	2.50%	03/15/23	99,379
500,000	Duke Energy Carolinas LLC	3.05%	03/15/23	507,357
350,000	Duke Energy Carolinas LLC	6.00%	01/15/38	447,152
250,000	Duke Energy Corp.	1.80%	09/01/21	244,272
300,000	Duke Energy Corp.	3.55%	09/15/21	304,774
500,000	Duke Energy Corp.	2.40%	08/15/22	494,398
250,000	Duke Energy Corp.	3.15%	08/15/27	245,452
950,000	Duke Energy Corp.	3.75%	09/01/46	889,603
500,000	Duke Energy Corp.	3.95%	08/15/47	482,681
131,250	Duke Energy Florida LLC	2.10%	12/15/19	130,974
500,000	Duke Energy Florida LLC	3.20%	01/15/27	504,109
250,000	Duke Energy Florida LLC	3.80%	07/15/28	261,223

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Electric Utilities (Continued)
$250,000	Duke Energy Florida LLC	3.40%	10/01/46	$233,039
250,000	Duke Energy Florida LLC	4.20%	07/15/48	263,242
500,000	Duke Energy Progress LLC	3.45%	03/15/29	512,853
250,000	Duke Energy Progress LLC	3.70%	10/15/46	244,410
250,000	Duke Energy Progress LLC	3.60%	09/15/47	239,401
250,000	Entergy Arkansas LLC	4.20%	04/01/49	258,774
575,000	Exelon Corp.	5.15%	12/01/20	592,964
200,000	Exelon Corp.	2.45%	04/15/21	197,755
500,000	Exelon Corp.	3.50%	06/01/22	505,318
250,000	Exelon Corp.	4.45%	04/15/46	258,009
211,000	FirstEnergy Corp.	2.85%	07/15/22	209,616
100,000	FirstEnergy Corp.	3.90%	07/15/27	101,550
500,000	FirstEnergy Transmission LLC (c)	4.55%	04/01/49	511,839
210,000	Florida Power & Light Co.	4.05%	06/01/42	221,032
250,000	Florida Power & Light Co.	3.95%	03/01/48	259,557
500,000	Florida Power & Light Co.	3.99%	03/01/49	525,218
250,000	Indiana Michigan Power Co.	3.85%	05/15/28	261,049
100,000	Indiana Michigan Power Co.	4.55%	03/15/46	107,022
500,000	Indiana Michigan Power Co.	3.75%	07/01/47	477,305
250,000	Indiana Michigan Power Co.	4.25%	08/15/48	257,518
500,000	Jersey Central Power & Light Co. (c)	4.30%	01/15/26	520,974
410,000	Metropolitan Edison Co. (c)	3.50%	03/15/23	414,750
500,000	Metropolitan Edison Co. (c)	4.30%	01/15/29	523,778
125,000	Monongahela Power Co. (c)	5.40%	12/15/43	150,837
150,000	Ohio Edison Co.	6.88%	07/15/36	194,910
250,000	PECO Energy Co.	3.70%	09/15/47	244,919
500,000	PECO Energy Co.	3.90%	03/01/48	506,297
100,000	Public Service Electric & Gas Co.	1.90%	03/15/21	98,905
195,000	Public Service Electric & Gas Co.	2.38%	05/15/23	193,491
500,000	Public Service Electric & Gas Co.	3.25%	09/01/23	512,012
550,000	Public Service Electric & Gas Co.	2.25%	09/15/26	517,792
250,000	Public Service Electric & Gas Co.	3.00%	05/15/27	246,422
500,000	Public Service Electric & Gas Co.	3.65%	09/01/28	516,817
275,000	Public Service Electric & Gas Co.	3.95%	05/01/42	282,959
100,000	Public Service Electric & Gas Co.	3.80%	03/01/46	99,978
500,000	Public Service Electric & Gas Co.	3.60%	12/01/47	486,735
250,000	Public Service Electric & Gas Co.	4.05%	05/01/48	261,631
250,000	Southern (The) Co.	3.25%	07/01/26	245,109
500,000	Southwestern Electric Power Co.	2.75%	10/01/26	476,273
100,000	Southwestern Electric Power Co.	6.20%	03/15/40	122,926
500,000	Tampa Electric Co.	4.45%	06/15/49	516,840
500,000	Virginia Electric & Power Co.	2.75%	03/15/23	499,256
200,000	Virginia Electric & Power Co.	3.45%	02/15/24	205,548
450,000	Virginia Electric & Power Co.	2.95%	11/15/26	440,878
250,000	Virginia Electric & Power Co.	3.50%	03/15/27	254,789
475,000	Virginia Electric & Power Co.	4.45%	02/15/44	504,812
250,000	Virginia Electric & Power Co.	4.00%	11/15/46	251,248
250,000	Virginia Electric & Power Co.	3.80%	09/15/47	241,582
500,000	Virginia Electric & Power Co.	4.60%	12/01/48	552,682
				33,286,332
	Electrical Equipment – 0.1%
250,000	Rockwell Automation, Inc.	3.50%	03/01/29	257,579
250,000	Rockwell Automation, Inc.	4.20%	03/01/49	264,605
				522,184

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Energy Equipment & Services – 0.1%
$250,000	Halliburton Co.	5.00%	11/15/45	$266,213
250,000	Schlumberger Holdings Corp. (c)	4.30%	05/01/29	256,742
				522,955
	Entertainment – 0.2%
150,000	TWDC Enterprises 18 Corp.	3.00%	02/13/26	151,037
350,000	TWDC Enterprises 18 Corp.	1.85%	07/30/26	324,453
500,000	TWDC Enterprises 18 Corp.	2.95%	06/15/27	495,601
475,000	TWDC Enterprises 18 Corp.	4.13%	06/01/44	506,998
				1,478,089
	Food & Staples Retailing – 0.5%
250,000	Walmart, Inc.	3.13%	06/23/21	253,526
1,000,000	Walmart, Inc.	2.35%	12/15/22	994,728
250,000	Walmart, Inc.	3.40%	06/26/23	257,552
325,000	Walmart, Inc.	3.30%	04/22/24	334,763
500,000	Walmart, Inc.	2.65%	12/15/24	498,972
250,000	Walmart, Inc.	3.55%	06/26/25	259,718
250,000	Walmart, Inc.	3.70%	06/26/28	263,561
250,000	Walmart, Inc.	3.95%	06/28/38	262,889
1,000,000	Walmart, Inc.	3.63%	12/15/47	989,500
250,000	Walmart, Inc.	4.05%	06/29/48	265,903
				4,381,112
	Food Products – 0.8%
500,000	Conagra Brands, Inc.	3.80%	10/22/21	509,598
500,000	Conagra Brands, Inc.	4.30%	05/01/24	519,127
500,000	Conagra Brands, Inc.	4.60%	11/01/25	525,260
500,000	Conagra Brands, Inc.	4.85%	11/01/28	525,606
500,000	Conagra Brands, Inc.	5.30%	11/01/38	507,063
500,000	Conagra Brands, Inc.	5.40%	11/01/48	503,533
500,000	Mars, Inc. (c)	2.70%	04/01/25	498,278
500,000	Mars, Inc. (c)	3.20%	04/01/30	500,506
500,000	Mars, Inc. (c)	3.60%	04/01/34	501,654
500,000	Mars, Inc. (c)	3.95%	04/01/49	507,544
500,000	Mars, Inc. (c)	4.20%	04/01/59	514,051
250,000	Nestle Holdings, Inc. (c)	3.10%	09/24/21	253,146
250,000	Nestle Holdings, Inc. (c)	3.35%	09/24/23	257,635
250,000	Nestle Holdings, Inc. (c)	3.50%	09/24/25	259,452
250,000	Nestle Holdings, Inc. (c)	3.90%	09/24/38	260,766
250,000	Nestle Holdings, Inc. (c)	4.00%	09/24/48	262,076
250,000	Tyson Foods, Inc.	4.55%	06/02/47	236,486
				7,141,781
	Gas Utilities – 0.2%
500,000	CenterPoint Energy Resources Corp.	3.55%	04/01/23	509,198
500,000	CenterPoint Energy Resources Corp.	4.00%	04/01/28	515,905
500,000	Southern Co. Gas Capital Corp.	4.40%	05/30/47	503,287
				1,528,390
	Health Care Equipment & Supplies – 0.8%
250,000	Abbott Laboratories	2.90%	11/30/21	251,154
350,000	Abbott Laboratories	3.40%	11/30/23	357,404
282,000	Abbott Laboratories	3.75%	11/30/26	293,401
1,100,000	Abbott Laboratories	4.90%	11/30/46	1,273,766
550,000	Becton Dickinson and Co.	3.36%	06/06/24	550,322

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Health Care Equipment & Supplies (Continued)
$800,000	Becton Dickinson and Co.	3.70%	06/06/27	$797,676
600,000	Becton Dickinson and Co.	4.67%	06/06/47	629,311
250,000	Boston Scientific Corp.	3.45%	03/01/24	254,649
250,000	Boston Scientific Corp.	3.75%	03/01/26	255,120
250,000	Boston Scientific Corp.	4.00%	03/01/29	258,431
250,000	Boston Scientific Corp.	4.55%	03/01/39	261,628
250,000	Boston Scientific Corp.	4.70%	03/01/49	265,904
750,000	Medtronic, Inc.	3.15%	03/15/22	762,255
600,000	Medtronic, Inc.	3.50%	03/15/25	619,277
201,000	Medtronic, Inc.	4.63%	03/15/45	230,079
				7,060,377
	Health Care Providers & Services – 1.8%
250,000	Anthem, Inc.	4.55%	03/01/48	254,897
500,000	Cigna Corp. (c)	3.20%	09/17/20	502,880
500,000	Cigna Corp. (c)	3.40%	09/17/21	505,310
500,000	Cigna Corp. (c)	3.75%	07/15/23	512,940
500,000	Cigna Corp. (c)	4.13%	11/15/25	517,959
500,000	Cigna Corp. (c)	4.80%	08/15/38	514,790
750,000	CVS Health Corp.	3.13%	03/09/20	752,275
750,000	CVS Health Corp.	3.35%	03/09/21	755,999
600,000	CVS Health Corp.	2.13%	06/01/21	589,986
500,000	CVS Health Corp.	3.70%	03/09/23	508,321
700,000	CVS Health Corp.	4.00%	12/05/23	719,691
500,000	CVS Health Corp.	4.10%	03/25/25	513,785
178,000	CVS Health Corp.	3.88%	07/20/25	180,300
150,000	CVS Health Corp.	2.88%	06/01/26	141,916
500,000	CVS Health Corp.	4.30%	03/25/28	507,084
350,000	CVS Health Corp.	4.78%	03/25/38	347,117
450,000	CVS Health Corp.	5.05%	03/25/48	454,016
500,000	UnitedHealth Group, Inc.	1.95%	10/15/20	494,816
275,000	UnitedHealth Group, Inc.	4.70%	02/15/21	284,006
100,000	UnitedHealth Group, Inc.	2.13%	03/15/21	99,173
550,000	UnitedHealth Group, Inc.	2.88%	12/15/21	553,224
500,000	UnitedHealth Group, Inc.	2.38%	10/15/22	495,104
250,000	UnitedHealth Group, Inc.	3.50%	02/15/24	257,486
100,000	UnitedHealth Group, Inc.	3.75%	07/15/25	104,479
250,000	UnitedHealth Group, Inc.	3.70%	12/15/25	260,358
250,000	UnitedHealth Group, Inc.	3.10%	03/15/26	249,928
500,000	UnitedHealth Group, Inc.	3.45%	01/15/27	509,460
500,000	UnitedHealth Group, Inc.	3.38%	04/15/27	506,823
500,000	UnitedHealth Group, Inc.	2.95%	10/15/27	491,393
250,000	UnitedHealth Group, Inc.	3.88%	12/15/28	262,015
150,000	UnitedHealth Group, Inc.	6.88%	02/15/38	206,638
573,000	UnitedHealth Group, Inc.	4.75%	07/15/45	648,310
500,000	UnitedHealth Group, Inc.	4.20%	01/15/47	518,980
500,000	UnitedHealth Group, Inc.	4.25%	04/15/47	524,025
250,000	UnitedHealth Group, Inc.	3.75%	10/15/47	243,161
250,000	UnitedHealth Group, Inc.	4.45%	12/15/48	271,508
				15,260,153
	Hotels, Restaurants & Leisure – 0.1%
250,000	McDonald’s Corp.	3.35%	04/01/23	255,280
250,000	McDonald’s Corp.	3.80%	04/01/28	258,245
100,000	McDonald’s Corp.	4.88%	12/09/45	108,324

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Hotels, Restaurants & Leisure (Continued)
$250,000	McDonald’s Corp.	4.45%	09/01/48	$256,990
				878,839
	Household Durables – 0.0%
250,000	DR Horton, Inc.	4.38%	09/15/22	256,554
	Household Products – 0.2%
250,000	Procter & Gamble (The) Co.	1.70%	11/03/21	245,536
500,000	Procter & Gamble (The) Co.	2.15%	08/11/22	495,391
250,000	Procter & Gamble (The) Co.	2.45%	11/03/26	243,806
500,000	Procter & Gamble (The) Co.	2.85%	08/11/27	503,576
250,000	Procter & Gamble (The) Co.	3.50%	10/25/47	249,899
				1,738,208
	Independent Power and Renewable Electricity Producers – 0.2%
500,000	NextEra Energy Capital Holdings, Inc.	2.80%	01/15/23	496,609
500,000	NextEra Energy Capital Holdings, Inc.	3.15%	04/01/24	502,374
500,000	NextEra Energy Capital Holdings, Inc.	3.55%	05/01/27	502,556
500,000	NextEra Energy Capital Holdings, Inc.	3.50%	04/01/29	500,186
				2,001,725
	Industrial Conglomerates – 0.3%
250,000	3M Co.	2.75%	03/01/22	252,290
250,000	3M Co.	3.25%	02/14/24	257,726
500,000	Baker Hughes a GE Co., LLC/Baker Hughes Co-Obligor, Inc.	2.77%	12/15/22	497,027
500,000	Baker Hughes a GE Co., LLC/Baker Hughes Co-Obligor, Inc.	3.34%	12/15/27	486,604
500,000	Baker Hughes a GE Co., LLC/Baker Hughes Co-Obligor, Inc.	4.08%	12/15/47	459,570
425,000	General Electric Co.	4.50%	03/11/44	388,899
				2,342,116
	Insurance – 0.6%
300,000	AIG Global Funding (c)	2.15%	07/02/20	297,705
400,000	American International Group, Inc.	3.38%	08/15/20	404,091
200,000	American International Group, Inc.	4.13%	02/15/24	206,338
100,000	American International Group, Inc.	3.90%	04/01/26	100,728
250,000	American International Group, Inc.	4.25%	03/15/29	254,095
300,000	American International Group, Inc.	6.25%	05/01/36	345,197
250,000	Lincoln National Corp.	3.80%	03/01/28	253,589
250,000	Lincoln National Corp.	4.35%	03/01/48	248,265
750,000	Marsh & McLennan Cos., Inc.	4.38%	03/15/29	794,338
250,000	Marsh & McLennan Cos., Inc.	4.90%	03/15/49	274,118
100,000	MetLife, Inc.	3.00%	03/01/25	100,266
150,000	MetLife, Inc.	3.60%	11/13/25	154,880
300,000	MetLife, Inc.	4.88%	11/13/43	334,414
275,000	Prudential Financial, Inc.	4.60%	05/15/44	292,192
500,000	Travelers (The) Cos., Inc.	4.00%	05/30/47	511,730
250,000	Travelers (The) Cos., Inc.	4.05%	03/07/48	256,925
500,000	Travelers (The) Cos., Inc.	4.10%	03/04/49	518,033
				5,346,904
	IT Services – 0.5%
600,000	Visa, Inc.	2.20%	12/14/20	597,583
500,000	Visa, Inc.	2.15%	09/15/22	494,999
950,000	Visa, Inc.	2.80%	12/14/22	960,265
550,000	Visa, Inc.	3.15%	12/14/25	558,860
250,000	Visa, Inc.	2.75%	09/15/27	247,237

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	IT Services (Continued)
$303,000	Visa, Inc.	4.15%	12/14/35	$330,692
450,000	Visa, Inc.	4.30%	12/14/45	497,249
500,000	Visa, Inc.	3.65%	09/15/47	501,998
				4,188,883
	Machinery – 0.2%
490,000	Parker-Hannifin Corp.	3.25%	03/01/27	489,102
245,000	Parker-Hannifin Corp.	4.10%	03/01/47	250,217
250,000	Wabtec Corp.	4.40%	03/15/24	254,299
250,000	Wabtec Corp.	4.95%	09/15/28	253,947
				1,247,565
	Media – 1.3%
610,000	Charter Communications Operating LLC/Charter Communications Operating Capital	4.91%	07/23/25	644,215
250,000	Charter Communications Operating LLC/Charter Communications Operating Capital	5.05%	03/30/29	263,658
250,000	Charter Communications Operating LLC/Charter Communications Operating Capital	5.38%	04/01/38	251,709
750,000	Charter Communications Operating LLC/Charter Communications Operating Capital	6.48%	10/23/45	841,922
250,000	Charter Communications Operating LLC/Charter Communications Operating Capital	5.38%	05/01/47	249,492
500,000	Charter Communications Operating LLC/Charter Communications Operating Capital	5.75%	04/01/48	523,075
600,000	Comcast Corp.	3.30%	10/01/20	605,871
600,000	Comcast Corp.	3.45%	10/01/21	612,102
575,000	Comcast Corp.	3.70%	04/15/24	594,324
550,000	Comcast Corp.	3.95%	10/15/25	575,719
250,000	Comcast Corp.	3.55%	05/01/28	252,408
350,000	Comcast Corp.	4.15%	10/15/28	368,715
100,000	Comcast Corp.	4.60%	08/15/45	106,742
250,000	Comcast Corp.	3.40%	07/15/46	221,832
500,000	Comcast Corp.	4.00%	08/15/47	486,524
250,000	Comcast Corp.	4.00%	03/01/48	244,069
400,000	Comcast Corp.	4.70%	10/15/48	434,280
250,000	Comcast Corp.	4.95%	10/15/58	276,151
250,000	Cox Communications, Inc. (c)	3.50%	08/15/27	244,839
250,000	Discovery Communications LLC	2.95%	03/20/23	247,772
250,000	Discovery Communications LLC	3.95%	03/20/28	243,135
250,000	Discovery Communications LLC	5.00%	09/20/37	243,440
275,000	Discovery Communications LLC	5.20%	09/20/47	267,690
500,000	Fox Corp. (c)	3.67%	01/25/22	510,073
500,000	Fox Corp. (c)	4.03%	01/25/24	518,632
250,000	Fox Corp. (c)	4.71%	01/25/29	268,287
250,000	Fox Corp. (c)	5.48%	01/25/39	276,910
250,000	Fox Corp. (c)	5.58%	01/25/49	281,778
100,000	Warner Media LLC	2.95%	07/15/26	94,740
200,000	Warner Media LLC	6.50%	11/15/36	234,356
50,000	Warner Media LLC	4.85%	07/15/45	50,549
				11,035,009
	Metals & Mining – 0.1%
500,000	Glencore Funding LLC (c)	3.00%	10/27/22	493,186
250,000	Glencore Funding LLC (c)	4.13%	03/12/24	252,694

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Metals & Mining (Continued)
$250,000	Glencore Funding LLC (c)	4.88%	03/12/29	$251,893
				997,773
	Multiline Retail – 0.1%
500,000	Target Corp.	3.38%	04/15/29	506,833
	Multi-Utilities – 1.0%
650,000	CenterPoint Energy, Inc.	3.60%	11/01/21	659,905
600,000	CenterPoint Energy, Inc.	3.85%	02/01/24	612,220
500,000	CenterPoint Energy, Inc.	4.25%	11/01/28	517,559
200,000	Consolidated Edison Co. of New York, Inc.	3.80%	05/15/28	209,039
335,000	Consolidated Edison Co. of New York, Inc.	4.45%	03/15/44	353,514
95,000	Consolidated Edison Co. of New York, Inc.	4.50%	12/01/45	101,922
185,000	Consolidated Edison Co. of New York, Inc.	3.85%	06/15/46	179,483
500,000	Consolidated Edison Co. of New York, Inc.	3.88%	06/15/47	488,817
250,000	Consolidated Edison Co. of New York, Inc.	4.30%	12/01/56	253,254
250,000	Consolidated Edison, Inc.	2.00%	03/15/20	247,928
100,000	Consolidated Edison, Inc.	2.00%	05/15/21	98,492
1,000,000	Dominion Energy, Inc.	2.58%	07/01/20	994,670
250,000	Dominion Energy, Inc.	2.75%	01/15/22	247,982
495,000	Dominion Energy, Inc.	4.70%	12/01/44	525,143
390,000	NiSource, Inc.	2.65%	11/17/22	384,230
750,000	NiSource, Inc.	3.65%	06/15/23	763,386
250,000	NiSource, Inc.	3.49%	05/15/27	249,389
500,000	NiSource, Inc.	4.38%	05/15/47	505,802
250,000	NiSource, Inc.	3.95%	03/30/48	238,350
250,000	Public Service Enterprise Group, Inc.	2.00%	11/15/21	242,836
500,000	Public Service Enterprise Group, Inc.	2.65%	11/15/22	496,067
250,000	WEC Energy Group, Inc.	3.10%	03/08/22	252,144
				8,622,132
	Oil, Gas & Consumable Fuels – 3.5%
250,000	Andeavor Logistics L.P./Tesoro Logistics Finance Corp.	4.25%	12/01/27	251,646
1,000,000	BP Capital Markets America, Inc.	3.80%	09/21/25	1,037,610
500,000	BP Capital Markets America, Inc.	3.41%	02/11/26	509,442
100,000	BP Capital Markets America, Inc.	3.12%	05/04/26	99,868
500,000	BP Capital Markets America, Inc.	3.94%	09/21/28	524,306
750,000	BP Capital Markets America, Inc.	4.23%	11/06/28	802,916
750,000	Chevron Corp.	2.10%	05/16/21	744,904
550,000	Chevron Corp.	2.57%	05/16/23	551,074
500,000	Chevron Corp.	2.90%	03/03/24	505,999
150,000	Chevron Corp.	3.33%	11/17/25	154,679
1,360,000	Chevron Corp.	2.95%	05/16/26	1,371,123
250,000	Cimarex Energy Co.	4.38%	03/15/29	257,789
225,000	ConocoPhillips	6.50%	02/01/39	303,999
400,000	Energy Transfer Operating L.P.	3.60%	02/01/23	403,553
150,000	Energy Transfer Operating L.P.	4.20%	09/15/23	155,083
500,000	Energy Transfer Operating L.P.	4.50%	04/15/24	521,612
250,000	Energy Transfer Operating L.P.	4.20%	04/15/27	251,195
250,000	Energy Transfer Operating L.P.	4.95%	06/15/28	262,448
250,000	Energy Transfer Operating L.P.	5.25%	04/15/29	268,321
250,000	Energy Transfer Operating L.P.	5.80%	06/15/38	268,058
175,000	Energy Transfer Operating L.P.	6.50%	02/01/42	194,711
250,000	Energy Transfer Operating L.P.	5.30%	04/15/47	247,104
250,000	Energy Transfer Operating L.P.	6.00%	06/15/48	270,271
250,000	Energy Transfer Operating L.P.	6.25%	04/15/49	280,420

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Oil, Gas & Consumable Fuels (Continued)
$500,000	Enterprise Products Operating LLC	3.50%	02/01/22	$509,113
500,000	Enterprise Products Operating LLC	4.15%	10/16/28	525,905
500,000	Enterprise Products Operating LLC	4.80%	02/01/49	532,633
500,000	Exxon Mobil Corp.	2.22%	03/01/21	497,915
150,000	Exxon Mobil Corp.	2.71%	03/06/25	150,286
200,000	Exxon Mobil Corp.	3.04%	03/01/26	203,104
220,000	Kinder Morgan Energy Partners L.P.	3.50%	03/01/21	222,086
100,000	Kinder Morgan Energy Partners L.P.	4.15%	02/01/24	103,619
175,000	Kinder Morgan Energy Partners L.P.	6.95%	01/15/38	213,944
500,000	Kinder Morgan, Inc.	3.15%	01/15/23	501,249
715,000	Kinder Morgan, Inc.	4.30%	06/01/25	746,396
500,000	Kinder Morgan, Inc.	4.30%	03/01/28	516,965
650,000	Kinder Morgan, Inc.	5.05%	02/15/46	665,808
500,000	Kinder Morgan, Inc.	5.20%	03/01/48	526,081
500,000	Marathon Oil Corp.	4.40%	07/15/27	514,902
259,000	Marathon Oil Corp.	5.20%	06/01/45	279,240
450,000	Marathon Petroleum Corp. (c)	3.80%	04/01/28	445,963
250,000	Midwest Connector Capital Co., LLC (c)	3.63%	04/01/22	253,703
250,000	Midwest Connector Capital Co., LLC (c)	3.90%	04/01/24	254,313
250,000	Midwest Connector Capital Co., LLC (c)	4.63%	04/01/29	258,543
250,000	MPLX L.P.	3.38%	03/15/23	252,098
500,000	MPLX L.P.	4.00%	03/15/28	497,373
500,000	MPLX L.P.	4.80%	02/15/29	526,808
500,000	MPLX L.P.	5.20%	03/01/47	508,123
500,000	MPLX L.P.	5.50%	02/15/49	534,088
400,000	ONEOK Partners L.P.	3.38%	10/01/22	403,613
250,000	ONEOK, Inc.	4.55%	07/15/28	258,777
250,000	ONEOK, Inc.	4.35%	03/15/29	254,897
250,000	ONEOK, Inc.	5.20%	07/15/48	256,891
250,000	Phillips 66	4.88%	11/15/44	274,233
300,000	Plains All American Pipeline L.P./PAA Finance Corp.	4.65%	10/15/25	312,830
500,000	Sabine Pass Liquefaction LLC	5.00%	03/15/27	530,654
250,000	Sabine Pass Liquefaction LLC	4.20%	03/15/28	251,979
350,000	Sunoco Logistics Partners Operations L.P.	3.90%	07/15/26	348,146
500,000	Sunoco Logistics Partners Operations L.P.	4.00%	10/01/27	496,148
500,000	Sunoco Logistics Partners Operations L.P.	5.40%	10/01/47	500,188
500,000	TC PipeLines L.P.	3.90%	05/25/27	494,938
250,000	Texas Eastern Transmission L.P. (c)	4.15%	01/15/48	240,267
250,000	Transcontinental Gas Pipe Line Co., LLC	4.00%	03/15/28	255,338
500,000	Transcontinental Gas Pipe Line Co., LLC	4.60%	03/15/48	510,104
350,000	Valero Energy Corp.	3.65%	03/15/25	355,301
500,000	Valero Energy Corp.	4.35%	06/01/28	519,603
500,000	Valero Energy Corp.	4.00%	04/01/29	505,575
250,000	Western Midstream Operating L.P.	5.30%	03/01/48	237,256
300,000	Williams (The) Cos., Inc.	3.60%	03/15/22	304,524
250,000	Williams (The) Cos., Inc.	3.90%	01/15/25	255,313
95,000	Williams (The) Cos., Inc.	4.00%	09/15/25	97,659
250,000	Williams (The) Cos., Inc.	3.75%	06/15/27	248,425
625,000	Williams (The) Cos., Inc.	4.90%	01/15/45	624,999
270,000	Williams (The) Cos., Inc.	5.10%	09/15/45	278,022
500,000	Williams (The) Cos., Inc.	4.85%	03/01/48	498,895
				29,792,964
	Pharmaceuticals – 0.6%
500,000	Merck & Co., Inc.	2.90%	03/07/24	506,927

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Pharmaceuticals (Continued)
$300,000	Merck & Co., Inc.	2.75%	02/10/25	$300,807
500,000	Merck & Co., Inc.	3.40%	03/07/29	513,584
500,000	Merck & Co., Inc.	3.90%	03/07/39	515,570
500,000	Merck & Co., Inc.	4.00%	03/07/49	520,132
250,000	Pfizer, Inc.	3.00%	09/15/21	254,129
250,000	Pfizer, Inc.	2.80%	03/11/22	252,273
500,000	Pfizer, Inc.	3.20%	09/15/23	511,783
250,000	Pfizer, Inc.	2.95%	03/15/24	253,279
250,000	Pfizer, Inc.	3.45%	03/15/29	256,724
250,000	Pfizer, Inc.	4.10%	09/15/38	262,898
250,000	Pfizer, Inc.	3.90%	03/15/39	259,596
500,000	Pfizer, Inc.	4.20%	09/15/48	533,815
250,000	Pfizer, Inc.	4.00%	03/15/49	259,028
250,000	Zoetis, Inc.	3.90%	08/20/28	255,318
				5,455,863
	Road & Rail – 0.6%
500,000	CSX Corp.	4.25%	03/15/29	531,351
250,000	CSX Corp.	3.80%	11/01/46	235,648
200,000	CSX Corp.	4.50%	08/01/54	204,126
250,000	CSX Corp.	4.25%	11/01/66	232,775
250,000	Kansas City Southern	4.70%	05/01/48	261,829
250,000	Norfolk Southern Corp.	3.65%	08/01/25	257,813
250,000	Norfolk Southern Corp.	2.90%	06/15/26	245,047
750,000	Norfolk Southern Corp.	4.15%	02/28/48	761,324
250,000	Ryder System, Inc.	3.50%	06/01/21	252,391
250,000	Ryder System, Inc.	2.25%	09/01/21	246,498
500,000	Ryder System, Inc.	2.80%	03/01/22	498,126
500,000	Ryder System, Inc.	3.65%	03/18/24	510,569
300,000	Union Pacific Corp.	3.75%	03/15/24	311,399
250,000	Union Pacific Corp.	3.00%	04/15/27	245,120
183,000	Union Pacific Corp.	4.15%	01/15/45	181,484
225,000	Union Pacific Corp.	4.05%	03/01/46	222,600
250,000	Union Pacific Corp.	4.10%	09/15/67	228,693
				5,426,793
	Semiconductors & Semiconductor Equipment – 0.4%
500,000	Broadcom, Inc. (c)	3.13%	10/15/22	497,715
100,000	Intel Corp.	1.70%	05/19/21	98,320
250,000	Intel Corp.	2.35%	05/11/22	249,205
100,000	Intel Corp.	3.10%	07/29/22	101,812
375,000	Intel Corp.	2.70%	12/15/22	377,434
500,000	Intel Corp.	2.88%	05/11/24	503,455
100,000	Intel Corp.	2.60%	05/19/26	97,938
300,000	Intel Corp.	4.10%	05/19/46	317,493
500,000	Intel Corp.	4.10%	05/11/47	531,349
163,000	Intel Corp.	3.73%	12/08/47	164,208
250,000	KLA-Tencor Corp.	4.10%	03/15/29	254,944
250,000	KLA-Tencor Corp.	5.00%	03/15/49	265,661
				3,459,534
	Software – 0.8%
800,000	Microsoft Corp.	2.40%	02/06/22	799,216
150,000	Microsoft Corp.	3.63%	12/15/23	156,774
250,000	Microsoft Corp.	2.88%	02/06/24	252,896
200,000	Microsoft Corp.	3.13%	11/03/25	204,817

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Software (Continued)
$100,000	Microsoft Corp.	2.40%	08/08/26	$97,043
500,000	Microsoft Corp.	3.30%	02/06/27	513,775
100,000	Microsoft Corp.	3.45%	08/08/36	101,121
250,000	Microsoft Corp.	4.10%	02/06/37	272,270
275,000	Microsoft Corp.	4.45%	11/03/45	312,146
350,000	Microsoft Corp.	3.70%	08/08/46	357,694
950,000	Microsoft Corp.	4.25%	02/06/47	1,059,801
200,000	Oracle Corp.	1.90%	09/15/21	196,802
100,000	Oracle Corp.	2.50%	05/15/22	99,692
500,000	Oracle Corp.	2.40%	09/15/23	492,859
250,000	Oracle Corp.	3.40%	07/08/24	255,797
350,000	Oracle Corp.	2.65%	07/15/26	338,909
400,000	Oracle Corp.	5.38%	07/15/40	474,517
350,000	Oracle Corp.	4.00%	07/15/46	352,344
				6,338,473
	Specialty Retail – 0.7%
500,000	Home Depot (The), Inc.	2.00%	04/01/21	494,578
770,000	Home Depot (The), Inc.	4.40%	04/01/21	795,275
500,000	Home Depot (The), Inc.	3.25%	03/01/22	511,577
550,000	Home Depot (The), Inc.	3.00%	04/01/26	552,955
1,000,000	Home Depot (The), Inc.	2.80%	09/14/27	986,689
500,000	Home Depot (The), Inc.	3.90%	12/06/28	531,769
500,000	Home Depot (The), Inc.	4.25%	04/01/46	529,747
500,000	Home Depot (The), Inc.	3.90%	06/15/47	506,500
500,000	Home Depot (The), Inc.	4.50%	12/06/48	554,316
250,000	Home Depot (The), Inc.	3.50%	09/15/56	229,985
				5,693,391
	Technology Hardware, Storage & Peripherals – 0.8%
450,000	Apple, Inc.	2.85%	05/06/21	453,134
250,000	Apple, Inc.	1.55%	08/04/21	244,883
250,000	Apple, Inc.	2.10%	09/12/22	246,121
250,000	Apple, Inc.	2.40%	01/13/23	248,275
375,000	Apple, Inc.	2.40%	05/03/23	371,596
250,000	Apple, Inc.	3.00%	02/09/24	253,550
500,000	Apple, Inc.	2.85%	05/11/24	501,779
500,000	Apple, Inc.	2.75%	01/13/25	498,248
100,000	Apple, Inc.	2.45%	08/04/26	96,704
250,000	Apple, Inc.	3.35%	02/09/27	255,369
500,000	Apple, Inc.	3.20%	05/11/27	504,600
250,000	Apple, Inc.	2.90%	09/12/27	246,692
500,000	Apple, Inc.	3.00%	11/13/27	497,294
100,000	Apple, Inc.	4.45%	05/06/44	110,245
100,000	Apple, Inc.	4.65%	02/23/46	113,134
600,000	Apple, Inc.	4.25%	02/09/47	640,929
250,000	Apple, Inc.	3.75%	09/12/47	249,137
250,000	Apple, Inc.	3.75%	11/13/47	250,148
500,000	Hewlett Packard Enterprise Co. (c)	2.10%	10/04/19	497,944
100,000	Hewlett Packard Enterprise Co.	3.60%	10/15/20	100,907
500,000	Hewlett Packard Enterprise Co.	3.50%	10/05/21	506,783
				6,887,472
	Tobacco – 0.3%
250,000	Altria Group, Inc.	3.49%	02/14/22	254,037
250,000	Altria Group, Inc.	3.80%	02/14/24	254,591

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Tobacco (Continued)
$250,000	Altria Group, Inc.	4.40%	02/14/26	$257,197
250,000	Altria Group, Inc.	4.80%	02/14/29	257,964
250,000	Altria Group, Inc.	5.80%	02/14/39	264,874
250,000	Altria Group, Inc.	5.95%	02/14/49	268,687
250,000	Altria Group, Inc.	6.20%	02/14/59	269,556
250,000	BAT Capital Corp.	3.22%	08/15/24	244,589
250,000	BAT Capital Corp.	3.56%	08/15/27	236,943
250,000	BAT Capital Corp.	4.39%	08/15/37	224,078
				2,532,516
	Trading Companies & Distributors – 0.1%
250,000	Air Lease Corp.	3.50%	01/15/22	252,406
250,000	Air Lease Corp.	2.75%	01/15/23	244,071
250,000	Air Lease Corp.	3.25%	03/01/25	240,949
				737,426
	Total Corporate Bonds and Notes			325,910,608
	(Cost $322,688,189)
FOREIGN CORPORATE BONDS AND NOTES – 3.0%
	Banks – 1.0%
500,000	AIB Group PLC (c)	4.75%	10/12/23	516,631
500,000	Bank of Montreal	2.90%	03/26/22	500,703
500,000	Bank of Montreal	3.30%	02/05/24	505,292
500,000	Barclays PLC (a)	4.61%	02/15/23	510,532
250,000	Cooperatieve Rabobank U.A. (c)	3.88%	09/26/23	257,534
475,000	HSBC Holdings PLC	2.65%	01/05/22	470,952
200,000	HSBC Holdings PLC (a)	3.26%	03/13/23	200,576
500,000	HSBC Holdings PLC (a)	3.95%	05/18/24	510,157
200,000	HSBC Holdings PLC (a)	3.80%	03/11/25	202,873
625,000	HSBC Holdings PLC	3.90%	05/25/26	633,404
350,000	HSBC Holdings PLC	4.38%	11/23/26	358,853
200,000	HSBC Holdings PLC (a)	4.04%	03/13/28	201,699
500,000	HSBC Holdings PLC (a)	4.58%	06/19/29	526,004
238,000	HSBC Holdings PLC, 3 Mo. LIBOR + 0.60% (b)	3.28%	05/18/21	237,957
700,000	HSBC Holdings PLC, 3 Mo. LIBOR + 1.66% (b)	4.31%	05/25/21	713,955
500,000	HSBC Holdings PLC, 3 Mo. LIBOR + 2.24% (b)	4.83%	03/08/21	515,760
250,000	ING Groep N.V.	4.10%	10/02/23	257,105
250,000	ING Groep N.V.	4.55%	10/02/28	263,068
500,000	Royal Bank of Canada	3.70%	10/05/23	516,869
250,000	Royal Bank of Scotland Group PLC (a)	3.50%	05/15/23	248,337
250,000	Santander UK Group Holdings PLC (a)	4.80%	11/15/24	257,525
				8,405,786
	Capital Markets – 0.2%
500,000	Credit Suisse Group AG (c)	3.57%	01/09/23	501,934
500,000	Credit Suisse Group AG (a) (c)	3.87%	01/12/29	490,518
250,000	UBS Group Funding Switzerland AG, 3 Mo. LIBOR + 1.22% (b) (c)	3.87%	05/23/23	251,736
				1,244,188
	Chemicals – 0.1%
500,000	Nutrien, Ltd.	4.20%	04/01/29	515,891
500,000	Nutrien, Ltd.	5.00%	04/01/49	524,627
				1,040,518

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Diversified Financial Services – 0.2%
$444,000	GE Capital International Funding Co. Unlimited Co.	4.42%	11/15/35	$411,130
500,000	Shell International Finance, B.V.	3.50%	11/13/23	517,183
500,000	Shell International Finance, B.V.	3.88%	11/13/28	530,181
250,000	Shell International Finance, B.V.	4.00%	05/10/46	260,322
250,000	Shell International Finance, B.V.	3.75%	09/12/46	250,888
				1,969,704
	Diversified Telecommunication Services – 0.1%
250,000	Telefonica Emisiones S.A.	5.52%	03/01/49	262,522
250,000	TELUS Corp.	4.60%	11/16/48	263,594
				526,116
	Electric Utilities – 0.1%
250,000	Enel Finance International N.V. (c)	4.25%	09/14/23	255,630
250,000	Enel Finance International N.V. (c)	4.63%	09/14/25	258,806
250,000	Enel Finance International N.V. (c)	4.88%	06/14/29	260,716
				775,152
	Health Care Equipment & Supplies – 0.0%
250,000	Medtronic Global Holdings SCA	3.35%	04/01/27	254,596
	Machinery – 0.1%
500,000	Ingersoll-Rand Luxembourg Finance S.A.	3.50%	03/21/26	505,014
500,000	Ingersoll-Rand Luxembourg Finance S.A.	4.50%	03/21/49	515,320
				1,020,334
	Metals & Mining – 0.1%
250,000	Anglo American Capital PLC (c)	3.63%	09/11/24	247,877
250,000	Anglo American Capital PLC (c)	4.00%	09/11/27	243,261
250,000	Anglo American Capital PLC (c)	4.50%	03/15/28	249,963
330,000	BHP Billiton Finance USA, Ltd.	5.00%	09/30/43	388,041
				1,129,142
	Oil, Gas & Consumable Fuels – 0.6%
500,000	Canadian Natural Resources, Ltd.	2.95%	01/15/23	496,578
500,000	Canadian Natural Resources, Ltd.	3.85%	06/01/27	501,723
250,000	Enbridge, Inc.	2.90%	07/15/22	249,384
250,000	Enbridge, Inc.	4.25%	12/01/26	260,887
250,000	Enbridge, Inc.	3.70%	07/15/27	249,511
500,000	Eni S.p.A. (c)	4.00%	09/12/23	513,296
500,000	Eni S.p.A. (c)	4.75%	09/12/28	519,686
500,000	Husky Energy, Inc.	4.40%	04/15/29	507,155
250,000	Total Capital International S.A.	3.46%	02/19/29	255,798
500,000	Total Capital S.A.	3.88%	10/11/28	528,128
500,000	TransCanada PipeLines, Ltd.	4.25%	05/15/28	522,320
500,000	TransCanada PipeLines, Ltd.	5.10%	03/15/49	538,468
				5,142,934
	Pharmaceuticals – 0.3%
500,000	GlaxoSmithKline Capital PLC	2.88%	06/01/22	502,514
500,000	GlaxoSmithKline Capital PLC	3.00%	06/01/24	502,846
500,000	Takeda Pharmaceutical Co., Ltd. (c)	3.80%	11/26/20	507,438
500,000	Takeda Pharmaceutical Co., Ltd. (c)	4.00%	11/26/21	512,935
250,000	Takeda Pharmaceutical Co., Ltd. (c)	4.40%	11/26/23	262,599
250,000	Takeda Pharmaceutical Co., Ltd. (c)	5.00%	11/26/28	271,250
				2,559,582

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Trading Companies & Distributors – 0.1%
$250,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust	3.50%	01/15/25	$241,250
250,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust	3.88%	01/23/28	233,907
				475,157
	Wireless Telecommunication Services – 0.1%
250,000	Vodafone Group PLC	3.75%	01/16/24	252,247
250,000	Vodafone Group PLC	4.13%	05/30/25	255,019
250,000	Vodafone Group PLC	4.38%	05/30/28	254,344
				761,610
	Total Foreign Corporate Bonds and Notes			25,304,819
	(Cost $24,769,408)
U.S. GOVERNMENT BONDS AND NOTES – 1.4%
1,015,000	U.S. Treasury Bond	3.38%	11/15/48	1,129,842
400,000	U.S. Treasury Note (d)	1.38%	09/30/19	397,851
1,000,000	U.S. Treasury Note	2.63%	08/31/20	1,003,415
800,000	U.S. Treasury Note	2.88%	10/31/20	806,562
1,925,000	U.S. Treasury Note	2.50%	01/31/21	1,931,843
540,000	U.S. Treasury Note	2.50%	02/28/21	542,151
1,190,000	U.S. Treasury Note	2.88%	11/15/21	1,208,733
895,000	U.S. Treasury Note	2.50%	02/15/22	901,660
880,000	U.S. Treasury Note	2.38%	03/15/22	883,919
180,000	U.S. Treasury Note	2.38%	02/29/24	181,199
439,000	U.S. Treasury Note	2.88%	07/31/25	453,688
915,000	U.S. Treasury Note	2.75%	08/31/25	938,876
220,000	U.S. Treasury Note	3.00%	09/30/25	229,114
1,675,000	U.S. Treasury Note	2.63%	02/15/29	1,705,981
	Total U.S. Government Bonds and Notes			12,314,834
	(Cost $12,166,387)
Principal Value	Description	Annualized Yield on Date of Purchase	Stated Maturity	Value
COMMERCIAL PAPER – 0.5%
	Health Care Providers & Services – 0.2%
2,000,000	CVS Health Corp. (c)	2.62%	04/01/19	1,999,571
	Multi-Utilities – 0.3%
2,600,000	CenterPoint Energy, Inc. (c)	2.60%	04/01/19	2,599,438
	Total Commercial Paper			4,599,009
	(Cost $4,600,000)
	Total Investments – 99.2%			847,231,663
	(Cost $792,361,779) (e)
Net Other Assets and Liabilities – 0.8%	7,117,303
Net Assets – 100.0%	$854,348,966
Futures Contracts:
Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. Treasury 5-Year Notes	Short	6	Jun 2019	$ (694,969)	$1,500
U.S. Treasury 10-Year Notes	Short	15	Jun 2019	(1,863,281)	(35,508)

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
Futures Contracts (Continued)	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. Treasury Ultra 10-Year Notes	Short	130	Jun 2019	$(17,261,563)	$(388,133)
U.S. Treasury CME Ultra Long Term Bonds	Short	11	Jun 2019	(1,848,000)	(40,375)
Total Futures Contracts				$(21,667,813)	$(462,516)

(a)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at March 31, 2019. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(b)	Floating or variable rate security.
(c)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At March 31, 2019, securities noted as such amounted to $32,541,076 or 3.8% of net assets.
(d)	All or a portion of this security is segregated as collateral for open futures contracts.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $70,647,633 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $16,240,265. The net unrealized appreciation was $54,407,368. The amounts presented are inclusive of derivative contracts.

LIBOR	London Interbank Offered Rate

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):
ASSETS TABLE
	Total Value at 3/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 479,102,393	$ 479,102,393	$ —	$ —
Corporate Bonds and Notes*	325,910,608	—	325,910,608	—
Foreign Corporate Bonds and Notes*	25,304,819	—	25,304,819	—
U.S. Government Bonds and Notes	12,314,834	—	12,314,834	—
Commercial Paper*	4,599,009	—	4,599,009	—
Total Investments	847,231,663	479,102,393	368,129,270	—
Futures Contracts	1,500	1,500	—	—
Total	$ 847,233,163	$ 479,103,893	$ 368,129,270	$—
LIABILITIES TABLE
	Total Value at 3/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$ (464,016)	$ (464,016)	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Multi Income Allocation Portfolio

Portfolio of Investments
March 31, 2019 (Unaudited)

Shares	Description	Value

EXCHANGE-TRADED FUNDS — 42.4%
	Capital Markets — 42.4%
30,600	First Trust Institutional Preferred Securities and Income ETF (a)	$581,706
2,200	First Trust Low Duration Opportunities ETF (a)	112,816
92,390	First Trust Preferred Securities and Income ETF (a)	1,760,953
75,720	First Trust Senior Loan Fund (a)	3,566,412
49,390	First Trust Tactical High Yield ETF (a)	2,360,348
22,716	Invesco Bulletshares 2020 Corporate Bond ETF	482,034
405	iShares 20+ Year Treasury Bond ETF	51,208
280	iShares 7-10 Year Treasury Bond ETF	29,868
15,698	iShares iBoxx $ Investment Grade Corporate Bond ETF	1,869,004
6,250	iShares MBS ETF	664,750
1	Vanguard Mortgage-Backed Securities ETF	52
	Total Exchange-Traded Funds	11,479,151
	(Cost $11,455,243)

COMMON STOCKS — 22.0%
	Aerospace & Defense — 0.3%
381	Raytheon Co.	69,372

	Banks — 1.4%
1,164	JPMorgan Chase & Co.	117,832
524	M&T Bank Corp.	82,278
1,566	U.S. Bancorp	75,466
1,897	Webster Financial Corp.	96,121
		371,697

	Beverages — 0.7%
597	Diageo PLC, ADR	97,675
714	PepsiCo, Inc.	87,501
		185,176

	Biotechnology — 0.2%
756	AbbVie, Inc.	60,926

	Capital Markets — 0.2%
150	BlackRock, Inc.	64,106

	Chemicals — 0.6%
423	Ecolab, Inc.	74,676
316	International Flavors & Fragrances, Inc.	40,698
711	LyondellBasell Industries N.V., Class A	59,781
		175,155

	Communications Equipment — 0.4%
2,261	Cisco Systems, Inc.	122,071

	Consumer Finance — 0.3%
1,000	Capital One Financial Corp.	81,690

	Diversified Telecommunication Services — 0.4%
1,971	Verizon Communications, Inc.	116,545

	Electric Utilities — 2.3%
814	Alliant Energy Corp.	38,364
506	American Electric Power Co., Inc.	42,378
255	Emera, Inc. (CAD)	9,535
581	Eversource Energy	41,222
2,286	Exelon Corp.	114,597

First Trust Multi Income Allocation Portfolio

Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)

Shares	Description	Value

COMMON STOCKS (Continued)
	Electric Utilities (Continued)
1,076	Fortis, Inc. (CAD)	$39,768
494	NextEra Energy, Inc.	95,500
3,320	OGE Energy Corp.	143,158
1,820	PPL Corp.	57,767
767	Xcel Energy, Inc.	43,113
		625,402

	Electrical Equipment — 0.3%
1,033	Eaton Corp. PLC	83,218

	Electronic Equipment, Instruments & Components — 0.6%
790	CDW Corp.	76,132
1,128	TE Connectivity Ltd.	91,086
		167,218

	Food & Staples Retailing — 0.7%
1,399	Sysco Corp.	93,397
999	Walmart, Inc.	97,432
		190,829

	Gas Utilities — 0.3%
93	Atmos Energy Corp.	9,572
188	New Jersey Resources Corp.	9,360
1,039	UGI Corp.	57,581
		76,513

	Health Care Equipment & Supplies — 1.2%
1,353	Abbott Laboratories	108,159
1,962	Koninklijke Philips N.V.	80,167
1,020	STERIS PLC	130,591
		318,917

	Health Care Providers & Services — 0.6%
1,373	CVS Health Corp.	74,046
307	UnitedHealth Group, Inc.	75,909
		149,955

	Hotels, Restaurants & Leisure — 0.7%
1,596	Carnival Corp.	80,949
558	McDonald’s Corp.	105,964
		186,913

	Industrial Conglomerates — 0.3%
483	Honeywell International, Inc.	76,758

	Internet & Direct Marketing Retail — 0.3%
695	Expedia Group, Inc.	82,705

	IT Services — 1.2%
733	Accenture PLC, Class A	129,023
933	Fidelity National Information Services, Inc.	105,522
8,830	Infosys Ltd., ADR	96,512
		331,057

	Machinery — 0.3%
427	Parker-Hannifin Corp.	73,282

First Trust Multi Income Allocation Portfolio

Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)

Shares	Description	Value

COMMON STOCKS (Continued)
	Multi-Utilities — 0.6%
1,981	Public Service Enterprise Group, Inc.	$117,691
159	Sempra Energy	20,012
248	WEC Energy Group, Inc.	19,612
		157,315

	Oil, Gas & Consumable Fuels — 4.3%
573	Chevron Corp.	70,582
1,117	ConocoPhillips	74,549
4,424	Enbridge, Inc.	160,414
4,645	Equitrans Midstream Corp.	101,168
852	Exxon Mobil Corp.	68,842
10,057	Kinder Morgan, Inc.	201,241
956	ONEOK, Inc.	66,767
1,270	TOTAL S.A., ADR	70,676
5,777	TransCanada Corp.	259,618
3,507	Williams (The) Cos., Inc.	100,721
		1,174,578

	Pharmaceuticals — 1.1%
859	Eli Lilly & Co.	111,464
1,352	Merck & Co., Inc.	112,446
897	Novartis AG, ADR	86,238
		310,148

	Road & Rail — 0.4%
605	Union Pacific Corp.	101,156

	Semiconductors & Semiconductor Equipment — 0.3%
293	Broadcom, Inc.	88,108

	Software — 0.8%
1,041	Microsoft Corp.	122,776
2,363	Open Text Corp.	90,810
		213,586

	Specialty Retail — 0.4%
495	Home Depot (The), Inc.	94,986

	Technology Hardware, Storage & Peripherals — 0.4%
569	Apple, Inc.	108,082

	Textiles, Apparel & Luxury Goods — 0.4%
1,139	NIKE, Inc., Class B	95,915
	Total Common Stocks	5,953,379
	(Cost $5,230,067)

REAL ESTATE INVESTMENT TRUSTS — 11.4%
	Diversified REITs — 1.4%
2,536	Liberty Property Trust	122,793
811	PS Business Parks, Inc.	127,189
3,752	STORE Capital Corp.	125,692
		375,674

	Health Care REITs — 1.3%
1,488	National Health Investors, Inc.	116,882
3,207	Omega Healthcare Investors, Inc.	122,347

First Trust Multi Income Allocation Portfolio

Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)

Shares	Description	Value

REAL ESTATE INVESTMENT TRUSTS (Continued)
	Health Care REITs (Continued)
6,577	Physicians Realty Trust	$123,713
		362,942

	Hotel & Resort REITs — 0.4%
4,448	Hospitality Properties Trust	117,027

	Industrial REITs — 1.4%
4,101	Duke Realty Corp.	125,409
1,696	Prologis, Inc.	122,027
4,269	STAG Industrial, Inc.	126,576
		374,012

	Office REITs — 0.9%
2,566	Highwoods Properties, Inc.	120,038
1,343	SL Green Realty Corp.	120,763
		240,801

	Residential REITs — 1.4%
2,421	Apartment Investment & Management Co., Class A	121,752
1,206	Camden Property Trust	122,409
1,110	Mid-America Apartment Communities, Inc.	121,356
		365,517

	Retail REITs — 1.8%
2,315	National Retail Properties, Inc.	128,228
1,685	Realty Income Corp.	123,949
9,790	Retail Properties of America, Inc., Class A	119,340
632	Simon Property Group, Inc.	115,157
		486,674

	Specialized REITs — 2.8%
671	American Tower Corp.	132,227
3,921	CubeSmart	125,629
2,385	CyrusOne, Inc.	125,069
1,051	Digital Realty Trust, Inc.	125,069
1,659	EPR Properties	127,577
1,244	Extra Space Storage, Inc.	126,776
		762,347
	Total Real Estate Investment Trusts	3,084,994
	(Cost $2,743,070)

Units	Description	Value

MASTER LIMITED PARTNERSHIPS — 8.6%
	Chemicals — 0.3%
3,204	Westlake Chemical Partners, L.P.	72,763

	Gas Utilities — 0.3%
2,717	AmeriGas Partners, L.P.	83,874

	Independent Power and Renewable Electricity Producers — 0.6%
3,483	NextEra Energy Partners, L.P.	162,447

	Oil, Gas & Consumable Fuels — 7.4%
1,980	Alliance Resource Partners, L.P.	40,313

First Trust Multi Income Allocation Portfolio

Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)

Units	Description	Value

MASTER LIMITED PARTNERSHIPS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
3,316	BP Midstream Partners, L.P.	$47,983
12,359	Energy Transfer, L.P.	189,958
16,774	Enterprise Products Partners, L.P.	488,123
5,320	Holly Energy Partners, L.P.	143,587
4,934	Magellan Midstream Partners, L.P.	299,148
1,702	MPLX, L.P.	55,979
3,265	Phillips 66 Partners, L.P.	170,923
7,718	Plains All American Pipeline, L.P.	189,168
8,902	Shell Midstream Partners, L.P.	182,046
5,501	TC PipeLines, L.P.	205,517
		2,012,745
	Total Master Limited Partnerships	2,331,829
	(Cost $2,204,031)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT BONDS AND NOTES — 8.4%
$51,582	U.S. Treasury Inflation Indexed Bond (b)	2.50%	01/15/29	61,145
26,028	U.S. Treasury Inflation Indexed Bond (b)	3.88%	04/15/29	34,322
8,650	U.S. Treasury Inflation Indexed Bond (b)	3.38%	04/15/32	11,660
29,113	U.S. Treasury Inflation Indexed Bond (b)	2.13%	02/15/40	36,335
46,893	U.S. Treasury Inflation Indexed Bond (b)	2.13%	02/15/41	58,844
44,333	U.S. Treasury Inflation Indexed Bond (b)	0.75%	02/15/42	43,184
43,352	U.S. Treasury Inflation Indexed Bond (b)	0.63%	02/15/43	40,800
41,903	U.S. Treasury Inflation Indexed Bond (b)	1.38%	02/15/44	46,322
40,937	U.S. Treasury Inflation Indexed Bond (b)	0.75%	02/15/45	39,363
37,179	U.S. Treasury Inflation Indexed Bond (b)	1.00%	02/15/46	37,911
32,323	U.S. Treasury Inflation Indexed Bond (b)	0.88%	02/15/47	31,996
33,682	U.S. Treasury Inflation Indexed Bond (b)	1.00%	02/15/48	34,406
14,003	U.S. Treasury Inflation Indexed Bond (b)	1.00%	02/15/49	14,371
15,597	U.S. Treasury Inflation Indexed Note (b)	1.38%	01/15/20	15,730
84,909	U.S. Treasury Inflation Indexed Note (b)	0.13%	04/15/20	84,526
55,398	U.S. Treasury Inflation Indexed Note (b)	1.25%	07/15/20	56,227
71,567	U.S. Treasury Inflation Indexed Note (b)	1.13%	01/15/21	72,496
80,710	U.S. Treasury Inflation Indexed Note (b)	0.13%	04/15/21	80,088
68,122	U.S. Treasury Inflation Indexed Note (b)	0.63%	07/15/21	68,746
78,844	U.S. Treasury Inflation Indexed Note (b)	0.13%	01/15/22	78,236
79,692	U.S. Treasury Inflation Indexed Note (b)	0.13%	04/15/22	78,887
76,616	U.S. Treasury Inflation Indexed Note (b)	0.13%	07/15/22	76,231
75,240	U.S. Treasury Inflation Indexed Note (b)	0.13%	01/15/23	74,403
81,065	U.S. Treasury Inflation Indexed Note (b)	0.63%	04/15/23	81,646
74,627	U.S. Treasury Inflation Indexed Note (b)	0.38%	07/15/23	74,830
74,431	U.S. Treasury Inflation Indexed Note (b)	0.63%	01/15/24	75,165
73,353	U.S. Treasury Inflation Indexed Note (b)	0.13%	07/15/24	72,454
91,390	U.S. Treasury Inflation Indexed Note (b)	0.25%	01/15/25	90,432
43,397	U.S. Treasury Inflation Indexed Note (b)	2.38%	01/15/25	48,196
75,357	U.S. Treasury Inflation Indexed Note (b)	0.38%	07/15/25	75,321
76,268	U.S. Treasury Inflation Indexed Note (b)	0.63%	01/15/26	77,151
37,410	U.S. Treasury Inflation Indexed Note (b)	2.00%	01/15/26	41,279
67,203	U.S. Treasury Inflation Indexed Note (b)	0.13%	07/15/26	65,752

First Trust Multi Income Allocation Portfolio

Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT BONDS AND NOTES (Continued)
$68,770	U.S. Treasury Inflation Indexed Note (b)	0.38%	01/15/27	$68,225
28,082	U.S. Treasury Inflation Indexed Note (b)	2.38%	01/15/27	32,114
68,939	U.S. Treasury Inflation Indexed Note (b)	0.38%	07/15/27	68,439
93,877	U.S. Treasury Inflation Indexed Note (b)	0.50%	01/15/28	93,669
57,669	U.S. Treasury Inflation Indexed Note (b)	1.75%	01/15/28	63,705
60,163	U.S. Treasury Inflation Indexed Note (b)	0.75%	07/15/28	61,513
21,930	U.S. Treasury Inflation Indexed Note (b)	0.88%	01/15/29	22,638
	Total U.S. Government Bonds and Notes			2,288,758
	(Cost $2,267,601)

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 5.1%
	Collateralized Mortgage Obligations — 3.1%
	Fannie Mae REMICS
80	Series 1989-82, Class G	8.40%	11/25/19	81
766	Series 1990-109, Class J	7.00%	09/25/20	777
422	Series 1992-24, Class Z	6.50%	04/25/22	436
8	Series 1992-44, Class ZQ	8.00%	07/25/22	8
1,366	Series 1993-1, Class KA	7.90%	01/25/23	1,457
986	Series 1993-62, Class E	7.00%	04/25/23	1,045
333	Series 1993-119, Class H	6.50%	07/25/23	350
2,361	Series 1993-178, Class PK	6.50%	09/25/23	2,502
2,113	Series 1995-24, Class G	6.50%	04/25/23	2,208
1,651	Series 1999-56, Class Z	7.00%	12/18/29	1,814
30,690	Series 2002-9, Class MS, IO, 1 Mo. LIBOR × -1 + 8.10% (c)	5.61%	03/25/32	5,871
1,347	Series 2002-67, Class PE	5.50%	11/25/32	1,480
4,270	Series 2002-90, Class A1	6.50%	06/25/42	4,819
3,148	Series 2003-14, Class AQ	3.50%	03/25/33	3,189
4,745	Series 2003-41, Class OA	4.00%	05/25/33	4,837
36,068	Series 2004-10, Class ZB	6.00%	02/25/34	39,712
778	Series 2004-92, Class S, IO, 1 Mo. LIBOR × -1 + 6.70% (c)	4.21%	08/25/34	8
11	Series 2005-46, Class LW	5.00%	06/25/20	11
22,373	Series 2005-68, Class BC	5.25%	06/25/35	22,503
14,965	Series 2005-79, Class NF, 1 Mo. LIBOR + 0.41% (d)	2.90%	09/25/35	14,976
43,046	Series 2007-10, Class Z	6.00%	02/25/37	47,363
58,551	Series 2009-86, Class IP, IO	5.50%	10/25/39	10,377
82,943	Series 2011-99, Class CZ	4.50%	10/25/41	92,792
2,337	Series 2012-35, Class PL	2.00%	11/25/41	2,259
877	Series 2013-14, Class QE	1.75%	03/25/43	834
86,622	Series 2013-31, Class NT	3.00%	04/25/43	87,033
	Fannie Mae REMIC Trust
13,626	Series 2007-W8, Class 1A5 (e)	6.38%	09/25/37	15,209
	Fannie Mae Trust
4,710	Series 2004-W8, Class 3A	7.50%	06/25/44	5,402
	FHLMC - GNMA
266	Series 1993-5, Class HA	7.50%	02/25/23	279
668	Series 1994-27, Class D	7.00%	03/25/24	715
	Freddie Mac REMICS
122	Series 1989-84, Class F	9.20%	10/15/20	123

First Trust Multi Income Allocation Portfolio

Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Freddie Mac REMICS (Continued)
$463	Series 1991-1074, Class I	6.75%	05/15/21	$465
608	Series 1991-1078, Class GZ	6.50%	05/15/21	613
404	Series 1992-1250, Class J	7.00%	05/15/22	411
11,526	Series 1992-1401, Class Q, 1 Mo. LIBOR + 0.60% (d)	3.08%	10/15/22	11,591
20,332	Series 1993-1487, Class P, IO, 1 Mo. LIBOR × -1 + 9.50% (c)	7.02%	03/15/23	1,911
3,836	Series 1994-1673, Class FB, 10 Yr. U.S. Treasury Yield Curve - 0.50% (d)	2.16%	02/15/24	3,835
308	Series 1996-1807, Class G	9.00%	10/15/20	317
59	Series 1996-1847, Class LL	7.50%	04/15/26	66
12,528	Series 1998-2033, Class IA, IO	7.00%	02/15/28	1,524
3,008	Series 1999-2130, Class KB	6.38%	03/15/29	3,306
45,179	Series 1999-2174, Class PN	6.00%	07/15/29	48,915
9,670	Series 2001-2277, Class B	7.50%	01/15/31	11,295
144	Series 2003-2559, Class PB	5.50%	08/15/30	145
49,000	Series 2003-2676, Class LL	5.50%	09/15/33	54,499
23,340	Series 2004-2768, Class PW	4.25%	03/15/34	25,026
6,000	Series 2004-2778, Class MM	5.25%	04/15/34	6,670
201	Series 2005-2922, Class QE	5.00%	05/15/34	202
173	Series 2005-2958, Class QJ	4.00%	04/15/20	173
28,415	Series 2006-3114, Class GI, IO, 1 Mo. LIBOR × -1 + 6.60% (c)	4.12%	02/15/36	4,890
38,431	Series 2006-3199, Class DS, IO, 1 Mo. LIBOR × -1 + 7.15% (c)	4.67%	08/15/36	6,792
34,944	Series 2006-3237, Class CB	5.50%	07/15/36	36,254
10,655	Series 2010-3758, Class M	4.50%	10/15/38	10,865
6,951	Series 2010-3775, Class KZ	4.00%	08/15/25	7,099
5,621	Series 2012-3994, Class AE	1.63%	02/15/22	5,555
20,966	Series 2013-4178, Class ZN	3.50%	03/15/43	21,586
1,210	Series 2013-4253, Class TD	2.00%	07/15/40	1,207
	Freddie Mac Strips
13,613	Series 1994-169, Class IO, IO	8.50%	03/01/23	1,417
	Government National Mortgage Association
11,656	Series 1999-30, Class S, IO, 1 Mo. LIBOR × -1 + 8.60% (c)	6.12%	08/16/29	100
32,272	Series 2002-92, Class PB	5.50%	12/20/32	34,194
7,905	Series 2006-16, Class OP, PO	(f)	03/20/36	7,258
55,000	Series 2007-35, Class NE	6.00%	06/16/37	63,667
5,958	Series 2009-29, Class TA	4.50%	03/16/39	6,132
376	Series 2009-81, Class PA	5.50%	02/16/38	380
2,971	Series 2009-102, Class MA	4.00%	06/16/39	2,995
1,356	Series 2010-121, Class PQ	3.00%	02/20/39	1,356
57,613	Series 2010-164, Class LE	3.00%	10/20/38	57,577
24,646	Series 2011-136, Class GB	2.50%	05/20/40	24,430
25,011	Series 2013-20, Class KI, IO	5.00%	01/20/43	4,856
				840,044
	Pass-through Securities — 2.0%
	Federal Home Loan Mortgage Corporation
15,729	Pool A47829	4.00%	08/01/35	16,278
7,013	Pool C01252	6.50%	11/01/31	7,824
52,956	Pool G01731	6.50%	12/01/29	59,339

First Trust Multi Income Allocation Portfolio

Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Pass-through Securities (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$30,866	Pool G06358	4.00%	04/01/41	$32,181
2,774	Pool O20138	5.00%	11/01/30	2,953
19,598	Pool U90316	4.00%	10/01/42	20,311
	Federal National Mortgage Association
17,381	Pool 890383	4.00%	01/01/42	18,100
22,904	Pool AA9393	4.50%	07/01/39	24,319
22,014	Pool AD0659	6.00%	02/01/23	22,723
11,781	Pool AE0050	5.50%	12/01/22	12,124
26,473	Pool AL0791	4.00%	02/01/41	27,611
46,186	Pool AU4289	4.00%	09/01/43	48,095
7,030	Pool MA0561	4.00%	11/01/40	7,294
32,329	Pool MA1028	4.00%	04/01/42	33,545
	Government National Mortgage Association
10,185	Pool 3428	5.00%	08/20/33	10,931
21,992	Pool 3500	5.50%	01/20/34	24,112
7,796	Pool 3711	5.50%	05/20/35	8,545
26,395	Pool 667422	5.00%	10/15/39	28,352
10,399	Pool 706201	5.50%	04/20/39	11,070
13,759	Pool 736558	5.00%	02/15/40	14,743
25,977	Pool 759248	4.00%	02/15/41	27,134
51,304	Pool 770005	4.00%	11/15/33	54,291
16,785	Pool MA3525	5.50%	03/20/46	18,219
				530,094
	Total U.S. Government Agency Mortgage-Backed Securities			1,370,138
	(Cost $1,372,049)

MORTGAGE-BACKED SECURITIES — 0.0%

	Collateralized Mortgage Obligations — 0.0%
	Credit Suisse First Boston Mortgage Securities Corp.
40	Series 2004-4, Class 1A3	5.75%	08/25/34	40
388	Series 2004-6, Class 2A1	4.75%	09/25/19	90
	MASTR Alternative Loan Trust
1,236	Series 2004-10, Class 2A1	5.50%	10/25/19	1,234
200	Series 2005-1, Class 5A1	5.50%	01/25/20	203
	MASTR Asset Securitization Trust
4,666	Series 2004-1, Class 5A4	5.50%	02/25/34	4,807
	RAAC Trust
295	Series 2005-SP1, Class 2A1	5.25%	09/25/34	295
	Structured Asset Mortgage Investments Trust
7,383	Series 1999-1, Class 2A (g)	6.33%	06/25/29	7,249
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates
75	Series 2004-21XS, Class 2A6A (e)	5.24%	12/25/34	75
	Wells Fargo Mortgage Backed-Securities Trust
777	Series 2006-17, Class A4	5.50%	11/25/21	773
	Total Mortgage-Backed Securities			14,766
	(Cost $15,086)

First Trust Multi Income Allocation Portfolio

Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. TREASURY BILLS — 0.1%

$20,000	U.S. Treasury Bill	(f)	06/13/19	$19,904
	Total U.S. Treasury Bills			19,904
	(Cost $19,902)

	Total Investments — 98.0%			26,542,919
	(Cost $25,307,049) (h)
	Net Other Assets and Liabilities — 2.0%			552,399
	Net Assets — 100.0%			$27,095,318

1

(a)	Investment in an affiliated fund.
(b)	Security whose principal value is adjusted in accordance with changes to the country’s Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.
(c)	Inverse floating rate security.
(d)	Floating or variable rate security.
(e)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(f)	Zero coupon security.
(g)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(h)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,548,308 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $312,438. The net unrealized appreciation was $1,235,870.

ADR	American Depositary Receipt
CAD	Canadian Dollar – Security is denominated in Canadian Dollars and is translated into U.S. Dollars based upon the current exchange rate.
IO	Interest-Only Security – Principal amount shown represents par value on which interest payments are based.
LIBOR	London Interbank Offered Rate
PO	Principal-Only Security

First Trust Multi Income Allocation Portfolio

Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$11,479,151	$11,479,151	$ —	$ —
Common Stocks*	5,953,379	5,953,379	—	—
Real Estate Investment Trusts*	3,084,994	3,084,994	—	—
Master Limited Partnerships*	2,331,829	2,331,829	—	—
U.S. Government Bonds and Notes	2,288,758	—	2,288,758	—
U.S. Government Agency Mortgage-Backed Securities	1,370,138	—	1,370,138	—
Mortgage-Backed Securities	14,766	—	14,766	—
U.S. Treasury Bills	19,904	—	19,904	—
Total Investments	$26,542,919	$22,849,353	$3,693,566	$ —

* See Portfolio of Investments for industry breakout.

Affiliated Transactions

Amounts relating to investments in affiliated funds at March 31, 2019, and for the fiscal year-to-date period (January 1, 2019 to March 31, 2019) are as follows:

Security Name	Shares at 3/31/2019	Value at 12/31/2018	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 3/31/2019	Dividend Income
First Trust Institutional Preferred Securities and Income ETF	30,600	$ 430,829	$ 127,176	$ —	$ 23,701	$ —	$ 581,706	$ 7,620
First Trust Low Duration Opportunities ETF	2,200	102,100	10,252	—	464	—	112,816	705
First Trust Preferred Securities and Income ETF	92,390	1,279,835	380,823	(15)	100,310	—	1,760,953	24,468
First Trust Senior Loan Fund	75,720	3,620,661	45,309	(218,803)	137,189	(17,944)	3,566,412	41,867
First Trust Tactical High Yield ETF	49,390	1,456,279	761,732	—	142,337	—	2,360,348	32,541
		$ 6,889,704	$ 1,325,292	$ (218,818)	$ 404,001	$(17,944)	$ 8,382,235	$ 107,201

First Trust Dorsey Wright Tactical Core Portfolio
Portfolio of Investments
March 31, 2019 (Unaudited)
Shares	Description	Value
EXCHANGE-TRADED FUNDS – 99.5%
	Capital Markets – 99.5%
8,749	First Trust BICK Index Fund (a)	$236,485
16,045	First Trust Brazil AlphaDEX® Fund (a)	229,123
15,630	First Trust Developed Markets ex-US AlphaDEX® Fund (a)	849,803
31,797	First Trust Dow Jones Internet Index Fund (a) (b)	4,416,603
23,843	First Trust Emerging Markets AlphaDEX® Fund (a)	597,029
5,786	First Trust Germany AlphaDEX® Fund (a)	238,412
57,389	First Trust Health Care AlphaDEX® Fund (a) (b)	4,385,093
73,914	First Trust Large Cap Growth AlphaDEX® Fund (a)	4,953,716
112,736	First Trust Mid Cap Growth AlphaDEX® Fund (a)	4,865,686
54,331	First Trust NASDAQ-100-Technology Sector Index Fund (a)	4,480,134
29,341	First Trust NYSE Arca Biotechnology Index Fund (a) (b)	4,426,090
104,929	First Trust Small Cap Growth AlphaDEX® Fund (a)	4,840,375
5,083	First Trust Switzerland AlphaDEX® Fund (a)	244,594
69,711	First Trust Technology AlphaDEX® Fund (a)	4,455,927
27,233	iShares Core U.S. Aggregate Bond ETF	2,970,303
36,614	SPDR Blackstone/GSO Senior Loan ETF	1,686,075
47,737	SPDR Bloomberg Barclays High Yield Bond ETF	1,717,100
34,977	SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	1,723,667
Shares	Description	Value

	Capital Markets (Continued)
50,463	SPDR Portfolio Intermediate Term Corporate Bond ETF	$1,724,321
	Total Investments – 99.5%	49,040,536
	(Cost $46,256,005) (c)
	Net Other Assets and Liabilities – 0.5%	249,494
	Net Assets – 100.0%	$49,290,030

(a)	Investment in an affiliated fund.
(b)	Non-income producing security.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,003,606 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $219,075. The net unrealized appreciation was $2,784,531.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 49,040,536	$ 49,040,536	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright Tactical Core Portfolio
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at March 31, 2019, and for the fiscal year-to-date period (January 1, 2019 to March 31, 2019) are as follows:
Security Name	Shares at 3/31/2019	Value at 12/31/2018	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 3/31/2019	Dividend Income
First Trust BICK Index Fund	8,749	$ 211,855	$ 29,222	$ (23,393)	$ 19,338	$ (537)	$ 236,485	$ 973
First Trust Brazil AlphaDEX® Fund	16,045	188,392	30,675	(2,016)	12,021	51	229,123	1,022
First Trust Developed Markets ex-US AlphaDEX® Fund	15,630	662,064	115,487	(652)	72,874	30	849,803	1,713
First Trust Dow Jones Internet Index Fund	31,797	3,274,413	657,765	(166,528)	581,970	68,983	4,416,603	—
First Trust Emerging Markets AlphaDEX® Fund	23,843	521,391	79,990	(49,661)	35,851	9,458	597,029	427
First Trust Germany AlphaDEX® Fund	5,786	178,425	43,210	—	16,777	—	238,412	—
First Trust Health Care AlphaDEX® Fund	57,389	3,280,760	721,616	—	382,717	—	4,385,093	—
First Trust Large Cap Growth AlphaDEX® Fund	73,914	3,686,880	656,793	(53,967)	651,542	12,468	4,953,716	11,369
First Trust Mid Cap Growth AlphaDEX® Fund	112,736	3,490,476	874,140	(225,789)	738,355	(11,496)	4,865,686	—
First Trust NASDAQ-100-Technology Sector Index Fund	54,331	3,430,728	521,968	(208,966)	665,183	71,221	4,480,134	6,268
First Trust NYSE Arca Biotechnology Index Fund	29,341	3,104,379	837,889	(240,447)	750,260	(25,991)	4,426,090	—
First Trust Small Cap Growth AlphaDEX® Fund	104,929	3,417,640	931,691	(81,503)	555,737	16,810	4,840,375	—
First Trust Switzerland AlphaDEX® Fund	5,083	191,844	36,479	(2,889)	18,888	272	244,594	70
First Trust Technology AlphaDEX® Fund	69,711	3,351,271	576,244	(221,969)	716,347	34,034	4,455,927	8,601
		$28,990,518	$6,113,169	$(1,277,780)	$5,217,860	$175,303	$39,219,070	$30,443

Additional Information
First Trust Variable Insurance Trust
March 31, 2019 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
The DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM AND DOW JONES COMPOSITE AVERAGE are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and have been licensed for use by First Trust Advisors L.P. (“First Trust”). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. First Trust/Dow Jones Dividend & Income Allocation Portfolio is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM AND DOW JONES COMPOSITE AVERAGE.
First Trust does not guarantee the accuracy and/or the completeness of the Index or any data included therein, and First Trust shall have no liability for any errors, omissions or interruptions therein. First Trust makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the shares of the Fund or any other person or entity from the use of the Index or any data included therein. First Trust makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Index or any data included therein. Without limiting any of the foregoing, in no event shall First Trust have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Index, even if notified of the possibility of such damages.
The Fund is not sponsored, endorsed, sold or promoted by the Dorsey, Wright & Associates, LLC (together with its affiliates, “Dorsey Wright”). Dorsey Wright makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. Dorsey Wright’s only relationship to First Trust is the licensing of certain trademarks and trade names of Dorsey Wright and of the Index which is determined, composed and calculated by Dorsey Wright, or its agent, without regard to First Trust or the Fund, Dorsey Wright has no obligation to take the needs of First Trust or the owners of the Fund into consideration in determining, composing or calculating the Index. Dorsey Wright is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be listed or in the determination or calculation of the equation by which the Fund are to be converted into cash. Dorsey Wright has no obligation or liability in connection with the administration, marketing or trading of the Fund.
DORSEY WRIGHT DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND DORSEY WRIGHT SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. DORSEY WRIGHT MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN. DORSEY WRIGHT MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN, WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DORSEY WRIGHT HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN DORSEY WRIGHT AND FIRST TRUST.